UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4920

WASATCH FUNDS, INC.

(Exact name of registrant as specified in charter)

150 Social Hall Avenue 4th Floor Salt Lake City, Utah	84111
(Address of principal executive offices)	(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds, Inc. 150 Social Hall Avenue, 4th Floor Salt Lake City, Utah 84111	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Item 1.	Schedule of Investments.

CORE GROWTH FUND – Schedule of Investments

December 31, 2006 (Unaudited)

Shares		Value

	COMMON STOCKS 99.4%

	Aerospace and Defense 0.5%
691,180	DataPath, Inc.* *** +	$6,566,210

	Banks 8.8%
1,178,100	Commerce Bancorp, Inc.	41,551,587
390,567	First Community Bancorp, Inc.	20,414,937
590,755	HDFC Bank Ltd.	14,287,125
797,143	UCBH Holding, Inc.	13,997,831
2,546,191	UTI Bank Ltd.	26,968,327

		117,219,807

	Chemicals 0.3%
132,344	Cabot Microelectronics Corp.*	4,491,755

	Commercial Services and Supplies 6.1%
2,261,055	Copart, Inc.*	67,831,650
343,319	Waste Connections, Inc.*	14,264,904

		82,096,554

	Computer Services Software and Systems 2.9%
195,050	Covansys Corp.*	4,476,398
482,415	QLogic Corp.*	10,574,537
885,810	SRA International, Inc., Class A*	23,686,559

		38,737,494

	Diversified Financial Services 2.2%
320,931	Euronet Worldwide, Inc.*	9,528,441
533,565	Housing Development Finance Corp. Ltd.	19,715,841

		29,244,282

	Education Services 4.6%
466,896	Laureate Education, Inc.*	22,705,152
255,401	Strayer Education, Inc.	27,085,276
530,609	Universal Technical Institute, Inc.*	11,784,826

		61,575,254

	Electronics – Medical Systems 1.2%
351,401	Haemonetics Corp.*	15,820,073

	Electronics – Semiconductors/Components 5.3%
1,048,587	ASE Test Ltd.*	10,580,243
116,365	Hittite Microwave Corp.*	3,760,917
1,274,194	Micrel, Inc.*	13,735,811
2,111,790	ON Semiconductor Corp.*	15,986,250
417,953	Silicon Laboratories, Inc.*	14,482,071
480,482	SiRF Technology Holdings, Inc.*	12,261,901

		70,807,193

	Energy Equipment and Services 1.1%
718,815	TGS-NOPEC Geophysical Co. ASA*	14,860,832

	Engineering and Contracting Services 1.3%
395,673	URS Corp.*	16,954,588

	Finance Companies 1.3%
290,820	Dollar Financial Corp.*	8,102,245
722,367	United PanAm Financial Corp.*	9,939,770

		18,042,015

	Finance – Small Loan 2.1%
1,135,904	AmeriCredit Corp.*	28,590,704

	Financial – Miscellaneous 2.2%
638,503	Fidelity National Title Group, Inc., Class A	15,247,452
359,775	First American Corp.	14,635,647

		29,883,099

	Financial Data Processing Services and Systems 0.5%
177,623	Fidelity Information Services, Inc.	7,120,906

	Financial Information Services 1.1%
271,307	FactSet Research Systems, Inc.	15,323,419

	Health Care Facilities 7.1%
444,579	Pharmaceutical Product Development, Inc.	14,324,335
1,212,497	Sunrise Senior Living, Inc.*	37,247,908
1,519,386	United Surgical Partners International, Inc.*	43,074,593

		94,646,836

	Health Care Management Services 4.3%
1,011,259	Pediatrix Medical Group, Inc.*	49,450,565
112,839	WellCare Health Plans, Inc.*	7,774,607

		57,225,172

	Home Building 4.4%
243,206	M.D.C. Holdings, Inc.	13,874,902
69,956	NVR, Inc.*	45,121,620

		58,996,522

	Household Products 0.3%
791,157	Emami Ltd.	4,662,832

	Insurance 1.9%
806,303	Hub International Ltd.	25,309,851

	Investment Management Companies 2.7%
600	Brantley Mezzanine Finance, LLC* ** *** +	—
600,437	SEI Investments Co.	35,762,028

		35,762,028

CORE GROWTH FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	Leisure Time 6.7%
342,749	Life Time Fitness, Inc.*	$16,626,754
1,880,810	Pool Corp.	73,671,328

		90,298,082

	Machinery 0.7%
127,888	Hydril Co.*	9,615,899

	Medical and Dental Instruments and Supplies 2.1%
1,406,852	PSS World Medical, Inc.*	27,475,820

	Medical Services 0.4%
228,084	PRA International*	5,763,683

	Multi-Sector Companies 0.7%
341,255	Raven Industries, Inc.	9,145,634

	Oil and Gas 2.2%
445,260	Highpine Oil & Gas Ltd.*	6,001,530
479,870	Ultra Petroleum Corp.*	22,913,792

		28,915,322

	Production Technology Equipment 0.2%
257,147	Entegris, Inc.*	2,782,331

	Real Estate 0.8%
1,027,015	LPS Brasil Consultoria De Imoveis S.A.*	11,304,381

	Real Estate Investment Trusts (REIT) 2.6%
1,421,605	HomeBanc Corp.	6,013,389
504,293	Redwood Trust, Inc.	29,289,338

		35,302,727

	Rental and Leasing Services – Consumer 1.1%
521,160	Aaron Rents, Inc.	14,998,985

	Retail 14.1%
57,885	Bijou Brigitte AG	11,410,622
1,552,544	Global Imaging Systems, Inc.*	34,078,341
809,999	Guitar Center, Inc.*	36,822,554
987,777	MSC Industrial Direct Co., Inc., Class A	38,671,470
1,676,954	O’Reilly Automotive, Inc.*	53,763,145
490,720	Sonic Automotive, Inc.	14,250,509

		188,996,641

	Road and Rail 2.4%
1,060,390	Localiza Rent A Car S.A.	31,911,034

	Securities Brokerage and Services 0.6%
122,098	GFI Group, Inc.*	7,601,821

	Textiles, Apparel and Luxury Goods 0.5%
2,761,000	Ports Design Ltd.	6,034,546

	Truckers 2.1%
1,637,589	Knight Transportation, Inc.	27,920,892

	Total Common Stocks (cost $1,018,016,227)	1,332,005,224

	PREFERRED STOCKS 0.6%
	Machinery 0.6%
1,086,890	Weg S.A. Pfd.	7,758,409

	Total Preferred Stocks (cost $4,221,267)	7,758,409

Principal Amount		Value
	CORPORATE BONDS 0.0%
	Investment Management Companies 0.0%
$3,000,000	Brantley Mezzanine Finance, LLC, 10.00%, 9/21/09*** + ^	—

	Total Corporate Bonds (cost $2,940,000)	—

	Total Investments (cost $1,025,177,494) 100.0%	1,339,763,633
	Other Assets less Liabilities 0.0%	22,269

	NET ASSETS 100.0%	$1,339,785,902

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

^Defaulted security.

See notes to schedules of investments.

GLOBAL SCIENCE & TECHNOLOGY FUND – Schedule of Investments

December 31, 2006 (Unaudited)

Shares		Value

	COMMON STOCKS 90.2%

	Banks 1.3%
71,225	HDFC Bank Ltd. (India)	$1,722,542

	Biotechnology Research and Production 2.2%
32,800	ArthroCare Corp.*	1,309,376
16,495	Celgene Corp.*	948,958
33,375	Neurochem, Inc.* (Canada)	716,561

		2,974,895

	Building Products 0.5%
83,875	IVRCL Infrastructure and Projects Ltd. (India)	735,796

	Casinos and Gambling 0.9%
47,427	Shuffle Master, Inc.*	1,242,587

	Chemicals 0.4%
15,190	Cabot Microelectronics Corp.*	515,549

	Commercial Services and Supplies 0.5%
22,420	eBay, Inc.*	674,169

	Communications Technology 3.2%
34,730	Corning, Inc.*	649,798
100,075	Novatel Wireless, Inc.*	967,725
52,030	QUALCOMM, Inc.	1,966,214
75,215	Sonus Networks, Inc.*	495,667
9,435	WebEx Communications, Inc.*	329,187

		4,408,591

	Computer Services Software and Systems 8.2%
30,385	Adobe Systems, Inc.*	1,249,431
30,260	Cognizant Technology Solutions Corp., Class A*	2,334,862
39,355	Double-Take Software, Inc.*	506,892
23,985	F5 Networks, Inc.*	1,779,927
1,365	Google, Inc., Class A*	628,555
237,880	Kana Software, Inc.*	749,322
27,190	NeuStar, Inc., Class A*	882,044
68,395	Opnet Technologies, Inc.*	988,308
49,415	QLogic Corp.*	1,083,177
39,065	SRA International, Inc., Class A*	1,044,598

		11,247,116

	Computer Technology 1.3%
13,450	Apple Computer, Inc.*	1,141,098
7,500	Isilon Systems, Inc.*	207,000
27,445	Trident Microsystems, Inc.*	498,950

		1,847,048

	Computers and Peripherals 0.5%
75,439	Catcher Technology Co. Ltd. (Taiwan)	737,374

	Construction and Engineering 0.3%
45,805	Klabin Segall S.A.* (Brazil)	384,033

	Diversified Financial Services 1.1%
40,115	Housing Development Finance Corp. Ltd. (India)	1,482,295

	Diversified Telecommunication Services 1.0%
255,667	Astra Microwave Products Ltd. (India)	905,831
35,255	Option N.V.* (Belgium)	479,127

		1,384,958

	Drugs and Pharmaceuticals 0.8%
5,010	Amgen, Inc.*	342,233
41,355	Novacea, Inc. *	233,242
18,800	Pharmion Corp.*	483,912

		1,059,387

	Electrical and Electronics 1.4%
55,485	Power Integrations, Inc.*	1,301,123
55,730	TTM Technologies, Inc.*	631,421

		1,932,544

	Electrical Equipment 1.6%
1,289,125	Unisteel Technology Ltd. (Singapore)	2,142,730

	Electronic Equipment and Instruments 1.9%
2,216,793	Innovalues Precision Ltd. (Singapore)	1,502,764
3,280	Samsung Electronics Co. Ltd. GDR (Korea)	1,079,120

		2,581,884

	Electronics 0.7%
95,725	Nu Horizons Electronics Corp.*	985,010

	Electronics – Medical Systems 2.8%
16,815	Intuitive Surgical, Inc.*	1,612,559
26,410	Medtronic, Inc.	1,413,199
34,215	NXStage Medical, Inc.*	286,722
20,710	Somanetics Corp.*	472,809

		3,785,289

GLOBAL SCIENCE & TECHNOLOGY FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	Electronics – Semiconductors/ Components 20.1%
92,085	Advanced Analogic Technologies, Inc.*	$496,338
20,990	Advanced Micro Devices, Inc.*	427,146
127,150	ASE Test Ltd.* (Taiwan)	1,282,944
19,925	Broadcom Corp., Class A*	643,777
26,087	Cascade Microtech, Inc.*	341,740
29,840	Marvell Technology Group Ltd.* (Bermuda)	572,630
99,715	Maxim Integrated Products, Inc.+++	3,053,273
263,345	Micrel, Inc.*	2,838,859
83,285	Microchip Technology, Inc.	2,723,420
25,600	Microsemi Corp.*	503,040
92,300	MIPS Technologies, Inc.*	766,090
89,340	National Semiconductor Corp.	2,028,018
77,650	Netlogic Microsystems, Inc.*	1,684,228
202,995	ON Semiconductor Corp.*	1,536,672
139,485	PLX Technology, Inc.*	1,818,884
94,300	PMC-Sierra, Inc.*	632,753
53,155	Silicon Laboratories, Inc.*	1,841,821
37,718	SiRF Technology Holdings, Inc.*	962,563
25,595	Techwell, Inc.*	411,056
24,790	Tessera Technologies, Inc.*	1,000,029
68,510	Texas Instruments, Inc.	1,973,088

		27,538,369

	Energy Equipment and Services 2.1%
1,872,010	Advanced Holdings Ltd. (Singapore)	402,674
122,000	TGS-NOPEC Geophysical Co. ASA* (Norway)	2,522,237

		2,924,911

	Entertainment 0.5%
48,587	Outdoor Channel Holdings, Inc.*	623,371

	Food and Drug Retailing 0.6%
47,200	Sugi Pharmacy Co. Ltd. (Japan)	872,568

	Food Products 0.4%
26,400	Cosan S.A. Industria e Comercio* (Brazil)	552,731

	Health Care Equipment and Supplies 3.5%
5,239,270	LMA International N.V.* (Singapore)	2,202,737
102,515	RaySearch Laboratories AB* (Sweden)	2,244,428
1,365	Straumann Holding AG (Switzerland)	330,360

		4,777,525

	Health Care Facilities 1.7%
81,782	United Surgical Partners International, Inc.*	2,318,520

	Health Care Providers and Services 1.4%
33,915	Diagnosticos da America S.A.* (Brazil)	725,161
17,840	Icon plc ADR* (Ireland)	672,568
31,685	OdontoPrev S.A.* (Brazil)	507,554

		1,905,283

	Internet and Catalog Retail 1.6%
69,065	Submarino S.A. (Brazil)	2,264,103

	Internet Software and Services 0.4%
230,625	Opera Software ASA* (Norway)	535,933

	Leisure Equipment and Products 0.7%
49,350	Largan Precision Co. Ltd. (Taiwan)	954,135

	Machinery 3.1%
59,585	Bharat Forge Ltd. (India)	488,876
3,895,950	MMI Holdings Ltd. (Singapore)	2,666,459
95,400	Pason Systems, Inc. (Canada)	1,086,027

		4,241,362

	Medical and Dental Instruments and Supplies 4.9%
77,795	Abaxis, Inc.*	1,497,554
19,790	Cyberonics, Inc.*	408,466
46,610	Dexcom, Inc.*	459,575
56,535	Enpath Medical, Inc.*	822,584
92,680	IntraLase Corp.*	2,074,178
18,610	Kyphon, Inc.*	751,844
13,030	Techne Corp.*	722,513

		6,736,714

	Miscellaneous Materials and Commodities 0.8%
50,085	Symyx Technologies, Inc.*	1,081,335

	Personal Products 0.6%
56,215	Natura Cosmeticos S.A. (Brazil)	785,430

	Production Technology Equipment 2.6%
32,335	Eagle Test Systems, Inc.*	471,444
147,430	inTEST Corp.*	645,743
54,525	Intevac, Inc.*	1,414,924
64,555	Rudolph Technologies, Inc.*	1,027,716

		3,559,827

	Real Estate 1.0%
118,985	LPS Brasil Consultoria De Imoveis S.A.* (Brazil)	1,309,671

GLOBAL SCIENCE & TECHNOLOGY FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	Road and Rail 1.4%
61,810	Localiza Rent A Car S.A. (Brazil)	$1,860,090

	Semiconductor Equipment and Products 4.1%
11,345	austriamicrosystems AG* (Austria)	795,797
651,817	Holtek Semiconductor, Inc. (Taiwan)	1,264,227
351,756	O2Micro International Ltd. ADR* (Cayman Islands)	3,007,514
58,595	PSi Technologies Holdings, Inc. ADR* (Philippines)	82,033
87,260	Wolfson Microelectronics plc* (United Kingdom)	476,734

		5,626,305

	Software 5.1%
43,920	Belzberg Technologies, Inc.* (Canada)	354,060
47,445	Duzon Digital Ware Co. Ltd.* (Korea)	1,096,847
73,515	Infosys Technologies Ltd. (India)	3,737,825
2,274,000	Kingdee International Software Group Co. Ltd. (Hong Kong)	1,204,528
4,650	NCsoft Corp.* (Korea)	266,500
761,000	Silverlake Axis Ltd. (Singapore)	362,109

		7,021,869

	Utilities – Telecommunications 2.2%
39,975	NII Holdings, Inc.*	2,575,989
35,000	Allot Communications Ltd.*	409,850

		2,985,839

	Wireless Telecommunication Services 0.8%
484,880	America Movil S.A. de C.V., Series L (Mexico)	1,093,522

	Total Common Stocks (cost $103,435,044)	123,413,210

	PREFERRED STOCKS 2.9%

	Communications Technology 0.0%
30,265	Incipient, Inc., Series D Pfd.* *** +	43,884
6,528	Xtera Communications, Inc., Series A-1 Pfd.* *** +	7,076

		50,960

	Computer Technology 0.3%
78,502	BlueArc Corp., Series DD Pfd.* *** +	366,604

	Drugs and Pharmaceuticals 0.1%
283,018	Point Biomedical Corp., Series F Pfd.* *** +	105,000

	Machinery 1.0%
203,415	Weg S.A. Pfd. (Brazil)	1,452,012

	Media 0.9%
105,309	Net Servicos de Comunicacao S.A., Series 4 Pfd.* (Brazil)	1,197,119

	Road and Rail 0.5%
67,465	All America Latina Logistica S.A. Pfd.** (Brazil)	700,562

	Utilities – Telecommunications 0.1%
17,684	Neutral Tandem, Inc., Series C Pfd.* *** +	111,107

	Total Preferred Stocks (cost $2,837,371)	3,983,364

	LIMITED PARTNERSHIP INTEREST 0.2%

	Other 0.2%
	Montagu Newhall Global Partners II-B, L.P.* *** +	201,713

	Total Limited Partnership Interest (cost $224,644)	201,713

GLOBAL SCIENCE & TECHNOLOGY FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	WARRANTS 0.4%

	Drugs and Pharmaceuticals 0.0%
3,832	Acusphere, Inc. expiring 8/2/08* *** +	$—
768	Acusphere, Inc. expiring 10/20/08* *** +	—
84,905	Point Biomedical Corp. expiring 2/16/12* *** +	—

		—

	Transportation Infrastructure 0.4%
1,697,000	Goodpack Ltd. expiring 4/13/07* (Singapore)	542,013

	Total Warrants (cost $819,274)	542,013

Number of Contracts		Value
	PUT OPTIONS PURCHASED 0.0%
210	Kinetic Concepts, Inc. expiring 1/20/07, exercise price $40	$33,600

	Total Put Options Purchased (premium $151,595)	33,600

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.8%

	Repurchase Agreement 3.8%
$5,149,000	Repurchase Agreement dated 12/29/06, 4.30% due 1/2/07 with State Street Bank and Trust Co. collateralized by $4,555,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $5,255,267; repurchase proceeds: $5,151,460+++ (cost $5,149,000)	$5,149,000

	Total Short-Term Investments (cost $5,149,000)	5,149,000

	Total Investments (cost $112,616,928) 97.5%	133,322,900

	Other Assets less Liabilities 2.5%	3,460,831

	NET ASSETS 100.0%	$136,783,731

*Non-income producing.

**Each unit consists of four shares of common stock and one warrant.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for purchase commitments (see Note 7).

ADR American Depositary Receipts.

GDR Global Depositary Receipts.

See notes to schedule of investments.

GLOBAL SCIENCE & TECHNOLOGY FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

At December 31, 2006, Wasatch Global Science & Technology Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Austria	0.6
Belgium	0.4
Bermuda	0.4
Brazil	9.2
Canada	1.7
Cayman Islands	2.3
Hong Kong	0.9
India	7.1
Ireland	0.5
Japan	0.7
Korea	1.9
Mexico	0.8
Norway	2.4
Philippines	0.1
Singapore	7.7
Sweden	1.7
Switzerland	0.3
Taiwan	3.3
United Kingdom	0.4
United States	57.6

Total	100.0%

HERITAGE GROWTH FUND – Schedule of Investments

December 31, 2006 (Unaudited)

Shares		Value

	COMMON STOCKS 99.9%

	Banks 3.0%
133,520	Commerce Bancorp, Inc.	$4,709,250
97,905	TCF Financial Corp.	2,684,555

		7,393,805

	Chemicals 1.0%
59,865	Cabot Corp.	2,608,318

	Commercial Services and Supplies 1.9%
27,050	Corporate Executive Board Co.	2,372,285
76,810	eBay, Inc.*	2,309,677

		4,681,962

	Communications Technology 3.4%
129,130	Cisco Systems, Inc.*	3,529,123
58,815	L-3 Communications Holdings, Inc.	4,809,891

		8,339,014

	Computer Services Software and Systems 2.8%
26,045	Cognizant Technology Solutions Corp., Class A*	2,009,632
220,850	QLogic Corp.*	4,841,032

		6,850,664

	Diversified Financial Services 3.4%
111,000	Countrywide Financial Corp.	4,711,950
96,250	Housing Development Finance Corp. Ltd.	3,556,548

		8,268,498

	Drugs and Pharmaceuticals 2.6%
43,800	Endo Pharmaceuticals Holdings, Inc.*	1,208,004
48,455	Forest Laboratories, Inc.*	2,451,823
86,500	Teva Pharmaceutical Industries Ltd. ADR	2,688,420

		6,348,247

	Education Services 2.1%
130,855	Apollo Group, Inc., Class A*	5,099,419

	Electronics 2.5%
99,280	Amphenol Corp., Class A	6,163,302

	Electronics – Medical Systems 1.1%
49,775	Medtronic, Inc.	2,663,460

	Electronics – Semiconductors/Components 6.7%
147,750	Linear Technology Corp.	4,479,780
224,820	Maxim Integrated Products, Inc.	6,883,989
75,780	Microchip Technology, Inc.	2,478,006
354,195	ON Semiconductor Corp.*	2,681,256

		16,523,031

	Energy – Miscellaneous 1.1%
90,750	Chesapeake Energy Corp.	2,636,287

	Finance Companies 2.0%
64,656	Capital One Financial Corp.	4,966,874

	Finance – Small Loan 1.2%
117,500	AmeriCredit Corp.*	2,957,475

	Financial Data Processing Services and Systems 3.0%
60,440	Alliance Data Systems Corp.*	3,775,687
70,635	Fiserv, Inc.*	3,702,687

		7,478,374

	Financial Information Services 1.1%
37,930	Moody’s Corp.	2,619,446

	Financial – Miscellaneous 1.0%
63,750	First American Corp.	2,593,350

	Health Care Facilities 1.3%
59,215	Quest Diagnostics, Inc.	3,138,395

	Health Care Management Services 7.4%
130,594	Caremark Rx, Inc.	7,458,223
44,500	UnitedHealth Group, Inc.	2,390,985
106,000	WellPoint, Inc.*	8,341,140

		18,190,348

	Health Care Services 1.5%
91,022	Lincare Holdings, Inc.*	3,626,316

	Home Building 5.4%
45,520	Lennar Corp., Class A	2,387,979
35,950	M.D.C. Holdings, Inc.	2,050,948
13,718	NVR, Inc.*	8,848,110

		13,287,037

	Hotels, Restaurants and Leisure 0.6%
539,230	Shangri-La Asia Ltd.	1,407,341

	Investment Management Companies 2.4%
58,675	SEI Investments Co.	3,494,683
53,225	T. Rowe Price Group, Inc.	2,329,658

		5,824,341

	Leisure Time 0.5%
31,750	Pool Corp.	1,243,648

HERITAGE GROWTH FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	Medical and Dental Instruments and Supplies 3.5%
108,840	Zimmer Holdings, Inc.*	$8,530,879

	Medical Services 1.7%
71,545	Covance, Inc.*	4,214,716

	Oil and Gas 3.5%
86,385	BJ Services Co.	2,532,808
75,000	Ultra Petroleum Corp.*	3,581,250
86,135	W&T Offshore, Inc.	2,646,067

		8,760,125

	Production Technology Equipment 1.0%
49,050	KLA-Tencor Corp.	2,440,238

	Real Estate Investment Trusts (REIT) 1.3%
67,040	CapitalSource, Inc.	1,830,862
26,685	iStar Financial, Inc.	1,276,077

		3,106,939

	Recreational Vehicles and Boats 2.0%
70,750	Harley-Davidson, Inc.	4,985,752

	Retail 17.8%
57,220	Advance Auto Parts, Inc.	2,034,743
100,365	Aeropostale, Inc.*	3,098,268
38,482	American Eagle Outfitters, Inc.	1,201,039
139,032	Bed Bath & Beyond, Inc.*	5,297,119
60,912	Best Buy Co., Inc.	2,996,261
76,510	CDW Corp.	5,380,183
121,935	Dollar Tree Stores, Inc.*	3,670,243
417,035	Esprit Holdings Ltd.	4,667,352
59,020	Fastenal Co.	2,117,638
74,250	Home Depot, Inc.	2,981,880
40,290	Kohl’s Corp.*	2,757,045
158,225	Lowe’s Companies, Inc.	4,928,709
83,500	O’Reilly Automotive, Inc.*	2,677,010

		43,807,490

	Securities Brokerage and Services 0.8%
19,165	Intercontinentalexchange, Inc.*	2,067,904

	Semiconductor Equipment and Products 1.8%
405,814	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,435,547

	Software 3.7%
179,200	Infosys Technologies Ltd.	9,111,314

	Textiles, Apparel and Luxury Goods 2.3%
132,725	Coach, Inc.*	5,701,866

	Transportation - Miscellaneous 0.9%
56,210	C.H. Robinson Worldwide, Inc.	2,298,427

	Truckers 0.6%
72,500	J.B. Hunt Transport Services, Inc.	1,505,825

	Total Common Stocks (cost $213,565,510)	245,875,974

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.4%

	Repurchase Agreement 0.4%
$923,000	Repurchase Agreement dated 12/29/06, 4.30% due 1/2/07 with State Street Bank and Trust Co. collateralized by $820,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $946,064 repurchase proceeds: $923,441 (cost $923,000)	$923,000

	Total Short-Term Investments (cost $923,000)	923,000

	Total Investments (cost $214,488,510) 100.3%	246,798,974
	Liabilities less Other Assets (0.3)%	(811,192)

	NET ASSETS 100.0%	$245,987,782

	*Non-income producing. ADR American Depositary Receipts. See notes to schedules of investments.

INTERNATIONAL GROWTH FUND – Schedule of Investments

December 31, 2006 (Unaudited)

Shares		Value

	COMMON STOCKS 98.3%

	Aerospace and Defense 1.8%
323,253	Thielert AG* (Germany)	$7,591,983

	Airlines 0.6%
92,430	Gol Linhas Aereas Inteligentes S.A. ADR (Brazil)	2,649,968

	Auto Components 0.4%
73,800	Keihin Corp. (Japan)	1,857,325

	Banks 5.7%
74,220	Canadian Western Bank (Canada)	3,363,094
230,210	HDFC Bank Ltd. (India)	5,567,518
6,222	Musashino Bank Ltd. (Japan)	300,107
96,695	Proton Bank S.A. (Greece)	1,398,322
136,013	The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	7,728,011
249,555	UTI Bank Ltd. (India)	2,643,196
9,640	Verwaltungs- und Privat-Bank AG (Liechtenstein)	2,570,350

		23,570,598

	Biotechnology Research and Production 1.5%
1,396,565	Ark Therapeutics Group plc* (United Kingdom)	2,563,832
245,360	QIAGEN N.V.* (Netherlands)	3,712,297

		6,276,129

	Building Products 0.9%
68,389	Demag Cranes AG* (Germany)	3,609,432

	Commercial Services and Supplies 4.1%
15,880	Bacou-Dalloz (France)	2,124,619
623,455	Bloomsbury Publishing plc (United Kingdom)	3,125,375
319,710	Datamonitor plc (United Kingdom)	3,349,401
649,100	Michael Page International plc (United Kingdom)	5,748,404
224,770	Park24 Co. Ltd. (Japan)	2,880,335

		17,228,134

	Computers and Peripherals 0.9%
136,620	Logitech International S.A.* (Switzerland)	3,939,776

	Construction and Engineering 0.6%
111,440	Stantec, Inc.* (Canada)	2,415,745

	Diversified Financial Services 15.4%
1,632,385	Acta Holdings ASA (Norway)	8,633,220
643,395	African Bank Investments Ltd. (South Africa)	2,626,946
130,955	Arques Industries AG (Germany)	2,774,983
214,475	AWD Holding AG (Germany)	9,061,304
690	Bank Sarasin & Cie AG, Class B (Switzerland)	2,176,027
192,450	D. Carnegie & Co. AB (Sweden)	4,143,210
285,791	FIM Group Oyj* (Finland)	2,300,229
167,495	Hellenic Exchanges Holding S.A. (Greece)	3,080,756
154,280	Home Capital Group, Inc. (Canada)	4,509,988
104,740	Ichiyoshi Securities Co. Ltd. (Japan)	1,511,185
1,857,970	Infrastructure Development Finance Co. Ltd. (India)	3,291,405
762,480	JSE Ltd. (South Africa)	5,714,722
4,758,000	Macquarie International Infrastructure Fund Ltd. (Singapore)	3,054,871
1,794,870	Nissin Co. Ltd. (Japan)	814,445
459,671	Numis Corp. plc (United Kingdom)	2,520,358
1,545	Osaka Securities Exchange Co. Ltd. (Japan)	7,737,658

		63,951,307

	Drugs and Pharmaceuticals 1.3%
355,155	Hikma Pharmaceuticals plc (United Kingdom)	2,540,185
1,202,233	Sigma Pharmaceuticals Ltd. (Australia)	2,836,021

		5,376,206

	Electrical Equipment 2.7%
73,370	Conergy AG (Germany)	4,666,145
29,120	Solarworld AG (Germany)	1,828,904
2,728,387	Unisteel Technology Ltd. (Singapore)	4,535,011

		11,030,060

	Electronic Equipment and Instruments 1.4%
356,654	Rotork plc (United Kingdom)	5,831,643

	Energy Equipment and Services 4.4%
396,610	APL ASA* (Norway)	3,909,084
560,205	TGS-NOPEC Geophysical Co. ASA* (Norway)	11,581,718
172,380	Trican Well Service Ltd. (Canada)	3,007,179

		18,497,981

INTERNATIONAL GROWTH FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	Food and Drug Retailing 1.4%
44,020	Nihon Chouzai Co. Ltd. (Japan)	$1,483,301
233,230	Sugi Pharmacy Co. Ltd. (Japan)	4,311,634

		5,794,935

	Food Products 1.4%
137,025	Cosan S.A. Industria e Comercio* (Brazil)	2,868,861
68,700	Unicharm PetCare Corp. (Japan)	2,499,651
410,940	Wilmar International Ltd.* (Singapore)	650,904

		6,019,416

	Health Care Equipment and Supplies 4.7%
285,945	Elekta AB, Class B (Sweden)	6,020,400
5,419,210	LMA International N.V.* (Singapore)	2,278,389
2,016,000	Moulin International Holdings Ltd.* *** (Hong Kong)	2,592
28,710	Nakanishi, Inc. (Japan)	3,522,256
86,075	RaySearch Laboratories AB* (Sweden)	1,884,496
23,973	Straumann Holding AG (Switzerland)	5,801,981

		19,510,114

	Health Care Providers and Services 3.3%
52,653	Eurofins Scientific* (France)	3,758,487
106,490	Icon plc ADR* (Ireland)	4,014,673
63,193	Orpea* (France)	5,982,512

		13,755,672

	Hotels, Restaurants and Leisure 0.8%
1,217,295	FU JI Food & Catering Services Holdings Ltd. (Cayman Islands)	3,153,553

	Household Durables 4.0%
21,440	Fourlis Holdings S.A. (Greece)	454,321
123,200	Japan General Estate Co. Ltd. (The) (Japan)	3,540,557
201,090	Joint Corp. (Japan)	7,739,105
1,699,410	Nien Made Enterprise Co. Ltd. (Taiwan)	1,721,054
902,235	Urbi Desarrollos Urbanos S.A. de C.V.* (Mexico)	3,257,618

		16,712,655

	Household Products 0.3%
44,815	Milbon Co. Ltd. (Japan)	1,250,248

	Internet and Catalog Retail 0.5%
33,145	Submarino S.A. GDR*** (Brazil)	2,173,132

	Machinery 7.8%
314,000	Aichi Corp. (Japan)	3,052,796
232,365	Bharat Forge Ltd. (India)	1,906,483
154,160	Biesse S.p.A. (Italy)	3,146,695
1,378,520	Emeco Holdings Ltd.* (Australia)	1,990,278
40,880	Frigoglass S.A. (Greece)	901,862
62,865	Haulotte Group (France)	1,675,533
71,915	KCI Konecranes Oyj (Finland)	2,116,007
8,029,050	MMI Holdings Ltd. (Singapore)	5,495,227
46,280	Palfinger AG (Austria)	5,678,962
198,355	Pason Systems, Inc. (Canada)	2,258,059
88,470	Takeuchi Manufacturing Co. Ltd. (Japan)	4,125,949

		32,347,851

	Metals and Mining 2.2%
46,540	Aber Diamond Corp. (Canada)	1,718,080
27,760	Lundin Mining Corp.* (Canada)	1,024,794
318,370	Pacific Metals Co., Ltd. (Japan)	3,122,035
755,410	Perilya Ltd. (Australia)	3,265,976

		9,130,885

	Office Electronics 0.7%
23,270	Neopost S.A. (France)	2,921,446

	Oil and Gas 3.3%
430,370	ARC Energy Ltd.* (Australia)	449,891
869,080	Det Norske Oljeselskap (DNO) ASA* (Norway)	1,601,747
346,363	JKX Oil and Gas plc (United Kingdom)	2,000,832
28,032	Premier Oil plc* (United Kingdom)	680,664
152,775	ProEx Energy Ltd.* (Canada)	1,685,404
434,400	Seabird Exploration Ltd.* (Norway)	2,742,978
166,656	Soco International plc* (United Kingdom)	4,510,100

		13,671,616

	Real Estate 7.5%
9,600	ARDEPRO Co. Ltd. (Japan)	3,158,187
62,168	Babis Vovos Int’l Construction S.A. (Greece)	2,395,203
1,885,825	Charter Hall Group (Australia)	3,362,478
580	Creed Corp. (Japan)	2,003,109
267,379	DTZ Holdings plc (United Kingdom)	4,371,907
42,472	Foncia Groupe (France)	2,073,467
160,255	Great Portland Estates plc (United Kingdom)	2,176,282
48	Japan Hotel and Resort, Inc. (Japan)	276,291
353,365	Norwegian Property ASA* (Norway)	3,681,062
400,070	Savills plc (United Kingdom)	5,327,237
1,870,000	Suntec Real Estate Investment Trust (Singapore)	2,218,427
1,608	Terreis* (France)	24,866

		31,068,516

INTERNATIONAL GROWTH FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	Retail 8.4%
16,820	Bijou Brigitte AG (Germany)	$3,315,654
2,470,120	China Hongxing Sports Ltd. (China)	3,413,391
371,830	Hemtex AB (Sweden)	7,598,003
265,160	Monsoon plc* (United Kingdom)	2,063,965
4,966,110	Peace Mark Holdings Ltd. (Hong Kong)	4,469,343
68,040	Point, Inc. (Japan)	4,471,012
1,308,619	Pumpkin Patch Ltd. (New Zealand)	4,284,503
1,164,790	Truworths International Ltd. (South Africa)	5,327,795

		34,943,667

	Road and Rail 0.9%
120,975	Localiza Rent A Car S.A. (Brazil)	3,640,583
	Semiconductor Equipment and Products 3.0%
125,110	CSR plc* (United Kingdom)	1,592,438
34,225	Disco Corp. (Japan)	2,407,153
1,281,630	Holtek Semiconductor, Inc. (Taiwan)	2,485,776
49,724	ICOS Vision Systems N.V.* (Belgium)	2,100,122
122,190	Melexis N.V. (Belgium)	2,224,884
185,740	O2Micro International Ltd. ADR* (Cayman Islands)	1,588,077

		12,398,450

	Software 0.6%
80,885	Nemetschek AG (Germany)	2,358,593

	Textiles, Apparel and Luxury Goods 5.8%
12,348,545	EganaGoldpfeil (Holdings) Ltd. (Hong Kong)	6,969,628
2,175,725	Li Ning Co. Ltd. (Hong Kong)	3,490,984
87,390	Mariella Burani Fashion Group S.p.A. (Italy)	2,344,185
1,415,030	Ports Design Ltd. (Hong Kong)	3,092,743
9,165	Puma AG Rudolf Dassler Sport (Germany)	3,575,464
405,515	Ted Baker plc (United Kingdom)	4,665,217

		24,138,221

	Total Common Stocks (cost $299,801,269)	408,815,840

	PREFERRED STOCKS 1.3%

	Road and Rail 1.3%
499,450	All America Latina Logistica S.A. Pfd.** (Brazil)	5,186,326

	Total Preferred Stocks (cost $2,595,393)	5,186,326

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.9%

	Repurchase Agreement 1.9%
$7,772,000	Repurchase Agreement dated 12/29/06, 4.30% due 1/2/07 with State Street Bank and Trust Co. collateralized by $6,875,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $7,931,935; repurchase proceeds: $7,775,713 (cost $7,772,000)	$7,772,000

	Total Short-Term Investments (cost $7,772,000)	7,772,000

	Total Investments (cost $310,168,662) 101.5%	421,774,166
	Liabilities less Other Assets (1.5)%	(6,040,172)

	NET ASSETS 100.0%	$415,733,994

*Non-income producing.

**Each unit consists of four shares of preferred stock and one common stock.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

ADR American Depositary Receipts.

GDR Global Depositary Receipts.

See notes to schedules of investments.

INTERNATIONAL GROWTH FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

At December 31, 2006, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	2.9
Austria	1.4
Belgium	1.0
Bermuda	1.9
Brazil	4.0
Canada	4.8
Cayman Islands	1.1
China	0.8
Finland	1.1
France	4.5
Germany	9.4
Greece	2.0
Hong Kong	4.4
India	3.2
Ireland	1.0
Italy	1.3
Japan	15.0
Liechtenstein	0.6
Mexico	0.8
Netherlands	0.9
New Zealand	1.0
Norway	7.8
Singapore	4.4
South Africa	3.3
Sweden	4.7
Switzerland	2.9
Taiwan	1.0
United Kingdom	12.8

Total	100.0%

INTERNATIONAL OPPORTUNITIES FUND – Schedule of Investments

December 31, 2006 (Unaudited)

Shares		Value

	COMMON STOCKS 100.0%

	Aerospace and Defense 0.9%
16,035	Thielert AG* (Germany)	$376,601

	Auto Components 1.3%
58,750	ARB Corp. Ltd. (Australia)	169,644
24,455	Inzi Controls Co. Ltd.* (Korea)	175,392
93,050	Super Cheap Auto Group Ltd. (Australia)	223,906

		568,942

	Biotechnology Research and Production 1.0%
41,525	Abcam plc (United Kingdom)	221,175
123,110	Ark Therapeutics Group plc* (United Kingdom)	226,007

		447,182

	Building Products 0.4%
26,145	Fleetwood Corp. Ltd. (Australia)	164,811

	Chemicals 1.0%
2,200,000	Century Sunshine Ecological Technology Holdings Ltd.* (Hong Kong)	435,585

	Commercial Services and Supplies 8.5%
55,175	Allen-Vanguard Corp.* (Canada)	168,159
21,875	Carter & Carter Group plc (United Kingdom)	449,774
171,500	Environmental Management Solutions, Inc.* (Canada)	80,980
42,872	Hartford Education Corp. Ltd. (Singapore)	21,797
7,950	MegaStudy Co. Ltd.* (Korea)	1,173,693
571,150	Oriental Century Ltd.* (Singapore)	335,062
705,005	Raffles Education Corp. Ltd. (Singapore)	813,388
45,115	Semcon AB* (Sweden)	449,418
170	Take and Give Needs Co. Ltd. (Japan)	133,994

		3,626,265

	Construction and Engineering 1.5%
21,000	Klabin Segall S.A.* (Brazil)	176,066
86,050	Lycopodium Ltd. (Australia)	224,713
424,360	PCH Group Ltd. (Australia)	241,055

		641,834

	Construction Materials 0.7%
465	Getaz Romang Holding S.A. (Switzerland)	305,193

	Distributors 1.2%
42,555	Commercial Solutions, Inc.* (Canada)	286,793
844,000	YHI International Ltd. (Singapore)	211,805

		498,598

	Diversified Financial Services 19.4%
324,200	Acta Holdings ASA (Norway)	1,714,602
8,675	ADDENDA Capital, Inc. (Canada)	174,349
22,755	Arques Industries AG (Germany)	482,187
46,175	Credit Corp. Group Ltd. (Australia)	298,724
33,604	FIM Group Oyj* (Finland)	270,466
15,520	Hagstromer & Qviberg AB (Sweden)	600,295
15,985	Home Capital Group, Inc. (Canada)	467,281
31,540	International Maritime Exchange ASA* (Norway)	444,816
105,834	JSE Ltd. (South Africa)	793,217
460,000	Macquarie International Infrastructure Fund Ltd. (Singapore)	295,343
41,430	Numis Corp. plc (United Kingdom)	227,159
265	Osaka Securities Exchange Co. Ltd. (Japan)	1,327,171
6,525	Oslo Bors Holdings ASA (Norway)	627,434
86,715	Quest Capital Corp. (Canada)	224,083
29,575	Treasury Group Ltd. (Australia)	319,665

		8,266,792

	Electrical Equipment 2.2%
321,250	Unisteel Technology Ltd. (Singapore)	533,968
515,000	Wasion Meters Group Ltd. (Hong Kong)	183,407
162,000	XAC Automation Corp. (Taiwan)	217,757

		935,132

	Electronic Equipment and Instruments 1.4%
208,117	Chroma ATE, Inc. (Taiwan)	241,425
517,443	Innovalues Precision Ltd. (Singapore)	350,774

		592,199

	Energy Equipment and Services 2.6%
43,705	APL ASA* (Norway)	430,767
14,050	Bonnett’s Energy Services Trust (Canada)	189,376
56,900	Canadian Sub-Surface Energy Services Corp., Class A* (Canada)	190,513
26,195	Deepwell Energy Services Trust (Canada)	166,418
65,655	Gwelan Supply Ltd.* *** + (Canada)	112,732

		1,089,806

	Food and Drug Retailing 0.8%
4,500	Nihon Chouzai Co. Ltd. (Japan)	151,632
6,490	Welcia Kanto Co. Ltd. (Japan)	200,691

		352,323

	Health Care Equipment and Supplies 3.8%
790,445	LMA International N.V.* (Singapore)	332,326
2,900	MANI, Inc. (Japan)	214,445
1,600	Nakanishi, Inc. (Japan)	196,294
40,020	RaySearch Laboratories AB* (Sweden)	876,184

		1,619,249

INTERNATIONAL OPPORTUNITIES FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	Hotels, Restaurants and Leisure 1.7%
42,000	Club Cruise Entertainment & Travelling Services Europe N.V.* *** (Norway)	$370,210
141,000	FU JI Food & Catering Services Holdings Ltd. (Cayman Islands)	365,278

		735,488

	Household Durables 5.0%
13,060	Beter Bed Holding N.V. (Netherlands)	332,578
38,435	Celrun Co. Ltd.* (Korea)	286,403
40,800	Homebuy Group plc, Class A* *** (United Kingdom)	799
14,300	Japan General Estate Co. Ltd. (The) (Japan)	410,957
12,800	Joint Corp. (Japan)	492,618
142,080	Nien Made Enterprise Co. Ltd. (Taiwan)	143,889
7,600	Nihon Eslead Corp. (Japan)	231,184
180,360	SARE Holding S.A. de C.V., Class B* (Mexico)	252,970

		2,151,398

	Industrial Conglomerates 0.8%
204,000	Mexichem S.A. de C.V. (Mexico)	356,006

	Internet and Catalog Retail 0.7%
9,100	Submarino S.A. (Brazil)	298,318

	Leisure Equipment and Products 0.7%
19,175	KABE Husvagnar AB, Class B (Sweden)	313,459

	Machinery 7.0%
21,000	Asahi Diamond Industrial Co. Ltd. (Japan)	160,228
178,420	Awea Mechantronic Co. Ltd. (Taiwan)	381,644
10,685	Groupe Laperriere & Verreault, Inc.* (Canada)	279,784
25,200	Martinrea International, Inc.* (Canada)	257,452
984,940	MMI Holdings Ltd. (Singapore)	674,111
5,355	Muehlbauer Holding AG & Co. (Germany)	207,377
41,875	Pason Systems, Inc. (Canada)	476,702
8,800	Takeuchi Manufacturing Co. Ltd. (Japan)	410,403
32,075	Titan Europe plc (United Kingdom)	150,271

		2,997,972

	Marine 1.8%
303,800	Ezra Holdings Ltd. (Singapore)	788,139

	Metals and Mining 2.3%
76,062	Avocet Mining plc* (United Kingdom)	145,221
721,560	CBH Resources Ltd.* (Australia)	418,417
107,708	Consolidated Minerals Ltd. (Australia)	184,399
53,220	Perilya Ltd. (Australia)	230,094

		978,131

	Oil and Gas 6.6%
34,170	Bow Valley Energy Ltd.* (Canada)	197,428
42,150	Fairquest Energy Ltd.* (Canada)	115,797
16,655	Highpine Oil & Gas Ltd.* (Canada)	224,488
106,150	Ithaca Energy, Inc.* (Canada)	241,499
44,125	JKX Oil and Gas plc (United Kingdom)	254,896
17,225	Melrose Resources plc (United Kingdom)	135,004
38,305	Petrowest Energy Services Trust (Canada)	269,661
18,060	ProEx Energy Ltd.* (Canada)	199,237
68,750	Saxon Energy Services, Inc.* (Canada)	241,404
70,530	Seabird Exploration Ltd.* (Norway)	445,355
40,750	Sondex plc (United Kingdom)	260,137
18,315	Sound Energy Trust (Canada)	80,348
130,975	Tap Oil Ltd.* (Australia)	157,066

		2,822,320

	Real Estate 5.7%
1,175	ARDEPRO Co. Ltd. (Japan)	386,549
9	Century 21 Real Estate of Japan Ltd. (Japan)	214,781
149,360	Charter Hall Group (Australia)	266,313
55	Creed Corp. (Japan)	189,950
37,200	Erinaceous Group plc (United Kingdom)	252,408
31,010	LPS Brasil-Consultoria de Imoveis S.A.* (Brazil)	341,328
50,915	Norwegian Property ASA* (Norway)	530,390
16,500	Takara Leben Co. Ltd. (Japan)	249,985

		2,431,704

	Retail 8.0%
993,035	China Hongxing Sports Ltd. (China)	1,372,248
41,205	Hemtex AB (Sweden)	841,986
500,000	Hongguo Int’l Holdings Ltd.* (Singapore)	301,470
23,900	New Wave Group AB, Class B (Sweden)	269,478
567,000	Pertama Holdings Ltd. (Singapore)	153,378
100,271	Pumpkin Patch Ltd. (New Zealand)	328,294
30	Village Vanguard Co. Ltd. (Japan)	147,977

		3,414,831

	Road and Rail 0.7%
23,860	TransForce Income Fund (Canada)	276,332

	Semiconductor Equipment and Products 1.4%
5,125	austriamicrosystems AG* (Austria)	359,494
129,369	Holtek Semiconductor, Inc. (Taiwan)	250,917

		610,411

	Software 3.3%
12,815	Belzberg Technologies, Inc.* (Canada)	103,308
656,000	DMX Technologies Ltd.* (Singapore)	241,593
18,050	Duzon Digital Ware Co. Ltd.* (Korea)	417,285
9,200	Isra Vision Systems AG* (Germany)	262,808
6,565	Nemetschek AG (Germany)	191,434
9,100	Profdoc ASA* (Norway)	199,072

		1,415,500

INTERNATIONAL OPPORTUNITIES FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	Textiles, Apparel and Luxury Goods 6.6%
1,619,000	EganaGoldpfeil (Holdings) Ltd. (Hong Kong)	$913,778
473,005	Moiselle Int’l Holdings Ltd. (Hong Kong)	129,531
171,045	Mulberry Group plc (United Kingdom)	656,483
362,935	Ports Design Ltd. (Hong Kong)	793,245
17,200	United Arrows Ltd. (Japan)	302,794

		2,795,831

	Transportation Infrastructure 1.0%
238,000	Goodpack Ltd. (Singapore)	238,908
10,000	Trancom Co. Ltd. (Japan)	185,286

		424,194

	Total Common Stocks (cost $29,236,719)	42,730,546

	WARRANTS 0.4%
	Transportation Infrastructure 0.4%
528,875	Goodpack Ltd. expiring 4/13/07* (Singapore)	168,920

	Total Warrants (cost $229,771)	168,920

	Total Investments (cost $29,466,490) 100.4%	42,899,466
	Liabilities less Other Assets (0.4)%	(191,645)

	NET ASSETS 100.0%	$42,707,821

	*Non-income producing.
	***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
	+Security purchased in a private placement transaction or under
	Rule 144A of the Securities Act of 1933 (see Note 6).
	See notes to schedules of investments.

At December 31, 2006, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	6.8
Austria	0.8
Brazil	1.9
Canada	11.7
Cayman Islands	0.9
China	3.2
Finland	0.6
Germany	3.5
Hong Kong	5.7
Japan	13.1
Korea	4.8
Mexico	1.4
Netherlands	0.8
New Zealand	0.8
Norway	11.1
Singapore	12.7
South Africa	1.8
Sweden	7.8
Switzerland	0.7
Taiwan	2.9
United Kingdom	7.0

Total	100.0%

MICRO CAP FUND – Schedule of Investments

December 31, 2006 (Unaudited)

Shares		Value

	COMMON STOCKS 96.3%

	Auto Parts – After Market 1.1%
193,545	Keystone Automotive Industries, Inc.*	$6,578,595

	Banks 3.7%
103,755	Bank of the Ozarks, Inc.	3,430,140
133,114	Commonwealth Bankshares, Inc.	3,327,858
192,400	Epic Bancorp++	2,791,724
283,940	First Bank of Delaware*	880,214
297,080	Omni Financial Services, Inc.	3,095,574
207,125	Placer Sierra Bancshares	4,923,361
212,800	United Western Bancorp, Inc.*	4,253,872

		22,702,743

	Chemicals 0.6%
114,675	Cabot Microelectronics Corp.*	3,892,070

	Commercial Information Services 2.0%
477,072	LECG Corp.*	8,816,291
76,240	Morningstar, Inc.*	3,434,612

		12,250,903

	Commercial Services and Supplies 8.6%
177	Acadomia Group* (France)	4,085
164,150	AMN Healthcare Services, Inc.*	4,520,691
58,420	CRA International, Inc.*	3,061,208
267,815	Datamonitor plc (United Kingdom)	2,805,729
589,218	Hartford Education Corp. Ltd. (Singapore)	299,573
89,900	Liquidity Services, Inc.*	1,547,179
137,075	Monro Muffler Brake, Inc.	4,811,333
5,624,815	Oriental Century Ltd.* (Singapore)	3,299,764
389,520	Providence Service Corp. (The)*	9,788,638
11,110,845	Raffles Education Corp. Ltd. (Singapore)	12,818,952
88,710	Resources Connection, Inc.*	2,824,526
1,341,985	SM&A* ++	7,783,513

		53,565,191

	Computer Services Software and Systems 4.4%
112,865	DealerTrack Holdings, Inc.*	3,320,488
178,740	Double-Take Software, Inc.*	2,302,171
133,085	Interactive Intelligence, Inc.*	2,983,766
10,380	NCI, Inc., Class A*	158,710
538,070	NetScout Systems, Inc.*	4,465,981
398,835	Opnet Technologies, Inc.*	5,763,166
363,072	Retalix Ltd.* (Israel)	5,928,966
181,270	Unica Corp.*	2,347,446

		27,270,694

	Computer Technology 0.2%
391,877	Qualstar Corp.*	1,336,301

	Consumer Electronics 0.6%
163,230	DTS, Inc.*	3,948,534

	Distributors 0.7%
677,550	Commercial Solutions, Inc. (Canada)	4,566,250

	Diversified Financial Services 4.0%
1,763,320	Acta Holdings ASA (Norway)	9,325,698
216,225	ADDENDA Capital, Inc. (Canada)	4,345,662
165,695	Arques Industries AG (Germany)	3,511,136
123,300	Home Capital Group, Inc. (Canada)	3,604,365
375,525	Treasury Group Ltd. (Australia)	4,058,907

		24,845,768

	Diversified Telecommunication Services 0.2%
420,010	Astra Microwave Products Ltd. (India)	1,488,101

	Drugs and Pharmaceuticals 0.7%
238,925	La Jolla Pharmaceutical Co.*	723,943
312,275	Salix Pharmaceuticals Ltd.*	3,800,387

		4,524,330

	Education Services 0.8%
229,081	Universal Technical Institute, Inc.*	5,087,889

	Electrical and Electronics 2.6%
518,087	Power Integrations, Inc.*	12,149,140
346,875	TTM Technologies, Inc.*	3,930,094

		16,079,234

	Electrical Equipment 0.9%
3,530,500	Unisteel Technology Ltd. (Singapore)	5,868,249

	Electronics 1.3%
408,123	Nu Horizons Electronics Corp.*	4,199,585
92,715	Supertex, Inc.*	3,639,064

		7,838,649

	Electronics – Medical Systems 0.7%
215,055	Cardica, Inc.*	1,015,060
118,425	NXStage Medical, Inc.*	992,401
787,000	Ophthalmic Imaging Systems, Inc.*	2,597,100

		4,604,561

MICRO CAP FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	Electronics – Semiconductors/Components 8.1%
401,170	ASE Test Ltd.* (Taiwan)	$4,047,805
137,926	Cascade Microtech, Inc.*	1,806,831
934,635	Micrel, Inc.*	10,075,365
206,675	MIPS Technologies, Inc.*	1,715,403
749,101	Pericom Semiconductor Corp.*	8,592,188
831,385	PLX Technology, Inc.*	10,841,260
63,940	Silicon Laboratories, Inc.*	2,215,521
113,900	SiRF Technology Holdings, Inc.*	2,906,728
198,995	Techwell, Inc.*	3,195,860
127,035	Tessera Technologies, Inc.*	5,124,592

		50,521,553

	Energy Equipment and Services 1.0%
10,888,400	Advanced Holdings Ltd. (Singapore)	2,342,125
180,890	Bonnett’s Energy Services Trust (Canada)	2,438,164
969,640	Gwelan Supply Ltd.* *** + ++ (Canada)	1,664,904

		6,445,193

	Engineering and Contracting Services 1.3%
363,508	Stantec, Inc.* (Canada)	7,902,664

	Entertainment 0.6%
270,681	Outdoor Channel Holdings, Inc.*	3,472,837

	Finance Companies 1.1%
205,145	Nicholas Financial, Inc.*	2,420,711
323,530	United PanAm Financial Corp.*	4,451,773

		6,872,484

	Financial – Miscellaneous 1.2%
154,200	First Cash Financial Services, Inc.*	3,989,154
241,605	MarketAxess Holdings, Inc.*	3,278,580

		7,267,734

	Health Care Equipment and Supplies 1.5%
21,990,630	LMA International N.V.* (Singapore)	9,245,482

	Health Care Facilities 2.5%
192,840	Healthways, Inc.*	9,200,396
217,005	LHC Group, Inc.*	6,186,813

		15,387,209

	Health Care Management Services 1.9%
522,338	AmSurg Corp.*	12,013,774

	Health Care Providers and Services 1.0%
167,467	Icon plc ADR* (Ireland)	6,313,506

	Home Building 0.5%
60,950	Meritage Homes Corp.*	2,908,534

	Household Durables 0.3%
117,188	easyhome Ltd. (Canada)	1,710,326

	Insurance 1.1%
219,905	Hub International Ltd. (Canada)	6,902,818

	Investment Management Companies 0.4%
31,002	Diamond Hill Investment Group, Inc.*	2,595,797

	Machinery 2.4%
112,490	Gulf Island Fabrication, Inc.	4,150,881
279,600	Martinrea International, Inc.* (Canada)	2,856,491
7,560,990	MMI Holdings Ltd. (Singapore)	5,174,878
252,800	Pason Systems, Inc. (Canada)	2,877,857

		15,060,107

	Medical and Dental Instruments and Supplies 7.8%
413,040	Abaxis, Inc.*	7,951,020
334,520	Cryocor, Inc.*	936,656
125,055	Cyberonics, Inc.*	2,581,135
82,715	Dexcom, Inc.*	815,570
396,750	Endologix, Inc.*	1,388,625
436,825	Enpath Medical, Inc.* ++	6,355,804
101,135	FoxHollow Technologies, Inc.*	2,182,493
393,250	IntraLase Corp.*	8,800,935
100,465	Northstar Neuroscience, Inc.*	1,444,687
153,455	NuVasive, Inc.*	3,544,810
226,815	Thoratec Corp.*	3,987,408
979,852	VNUS Medical Technologies, Inc.* ++	8,701,086

		48,690,229

	Medical Services 0.5%
267,697	U.S. Physical Therapy, Inc.*	3,279,288

	Miscellaneous Materials and Commodities 0.5%
371,540	Luna Innovations, Inc.*	1,304,105
77,600	Symyx Technologies, Inc.*	1,675,384

		2,979,489

	Multi-Sector Companies 0.4%
102,040	Raven Industries, Inc.	2,734,672

	Oil and Gas 1.9%
1,705,710	Ithaca Energy, Inc.* (Canada)	3,880,608
776,325	Saxon Energy Services, Inc.* (Canada)	2,725,935
206,060	Toreador Resources Corp.*	5,310,166

		11,916,709

MICRO CAP FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	Production Technology Equipment 3.2%
104,230	Eagle Test Systems, Inc.*	$1,519,673
279,525	Entegris, Inc.*	3,024,461
584,675	inTEST Corp.* ++	2,560,876
239,165	Intevac, Inc.*	6,206,332
315,400	Nanometrics, Inc.*	2,494,814
272,290	Rudolph Technologies, Inc.*	4,334,857

		20,141,013

	Real Estate 1.3%
324,425	DTZ Holdings plc (United Kingdom)	5,304,664
273,190	LPS Brasil Consultoria De Imoveis S.A.* (Brazil)	3,007,009

		8,311,673

	Real Estate Investment Trusts (REIT) 0.5%
189,335	NorthStar Realty Finance Corp.	3,137,281

	Retail 12.1%
187,325	America’s Car-Mart, Inc.*	2,221,675
570,515	Big 5 Sporting Goods Corp.	13,931,976
23,990	Bijou Brigitte AG (Germany)	4,729,046
7,064,880	China Hongxing Sports Ltd. (China)	9,762,765
202,600	Global Imaging Systems, Inc.*	4,447,070
251,305	Guitar Center, Inc.*	11,424,325
202,907	Hibbett Sporting Goods, Inc.*	6,194,751
5,930,006	Hongguo Int’l Holdings Ltd.* (Singapore)	3,575,436
174,485	Lithia Motors, Inc., Class A	5,018,189
392,151	Monsoon plc* (United Kingdom)	3,052,443
281,925	Rush Enterprises, Inc., Class B*	4,448,776
103,585	Susser Holdings Corp.*	1,864,530
283,015	Tuesday Morning Corp.	4,400,883

		75,071,865

	Semiconductor Equipment and Products 2.6%
679,698	Holtek Semiconductor, Inc. (Taiwan)	1,318,303
1,648,870	O2Micro International Ltd. ADR* (Cayman Islands)	14,097,839
506,725	PSi Technologies Holdings, Inc. ADR* (Philippines)	709,415

		16,125,557

	Shoes 1.1%
206,275	Kenneth Cole Productions, Inc., Class A	4,948,537
254,075	Shoe Pavilion, Inc.*	1,867,451

		6,815,988

	Steel 0.3%
90,400	Claymont Steel Holdings, Inc.*	1,662,456

	Textiles, Apparel and Luxury Goods 2.2%
9,443,536	EganaGoldpfeil (Holdings) Ltd. (Hong Kong)	5,330,015
3,689,650	Ports Design Ltd. (Hong Kong)	8,064,239

		13,394,254

	Transportation Infrastructure 0.4%
2,697,535	Goodpack Ltd. (Singapore)	2,707,821

	Transportation – Miscellaneous 0.4%
2,206,015	AutoInfo, Inc.* ++	2,272,195

	Truckers 2.1%
135,870	Knight Transportation, Inc.	2,316,583
165,325	Universal Truckload Services, Inc.*	3,926,469
161,215	USA Truck, Inc.*	2,587,501
249,025	Vitran Corp., Inc.* (Canada)	4,325,564

		13,156,117

	Wholesalers 1.0%
329,500	Beacon Roofing Supply, Inc.*	6,201,190

	Total Common Stocks (cost $456,020,584)	599,665,877

	PREFERRED STOCKS 0.1%

	Drugs and Pharmaceuticals 0.1%
1,886,792	Point Biomedical Corp., Series F Pfd.* *** +	700,000

	Total Preferred Stocks (cost $1,000,000)	700,000

	WARRANTS 0.0%

	Drugs and Pharmaceuticals 0.0%
566,037	Point Biomedical Corp. expiring 2/16/12* *** +	—

	Health Care Services 0.0%
25,946	Familymeds Group, Inc. expiring 11/30/09* *** +	—

	Total Warrants (cost $0)	—

MICRO CAP FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS 3.4%

	Repurchase Agreement 3.4%
$20,767,000	Repurchase Agreement dated 12/29/06, 4.30% due 1/2/07 with State Street Bank and Trust Co. collateralized by $18,360,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $21,182,593; repurchase proceeds: $20,776,922+++ (cost $20,767,000)	$20,767,000

	Total Short-Term Investments (cost $20,767,000)	20,767,000

	Total Investments (cost $477,787,584) 99.8%	621,132,877
	Other Assets less Liabilities 0.2%	1,407,752

	NET ASSETS 100.0%	$622,540,629

Number of Contracts		Value
	CALL OPTIONS WRITTEN

2,100	PLX Technology, Inc. expiring 1/20/07, exercise price $15 (premium $162,745)	$10,500

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

++Affiliated company (see Note 5).

+++All or a portion of this security has been designated as collateral for written options.

ADR American Depositary Receipts.

See notes to schedule of investments.

At December 31, 2006, Wasatch Micro Cap Fund’s investments, excluding short-term investments and written options, were in the following countries:

COUNTRY	%
Australia	0.7
Brazil	0.5
Canada	8.3
Cayman Islands	2.3
China	1.6
France	<0.1
Germany	1.4
Hong Kong	2.2
India	0.2
Ireland	1.0
Israel	1.0
Norway	1.6
Philippines	0.1
Singapore	7.6
Taiwan	0.9
United Kingdom	1.9
United States	68.7

Total	100.0%

MICRO CAP VALUE FUND – Schedule of Investments

December 31, 2006 (Unaudited)

Shares		Value

	COMMON STOCKS 95.4%

	Auto Parts – After Market 0.6%
20,000	Keystone Automotive Industries, Inc.*	$679,800

	Banks 6.5%
164,622	City Union Bank Ltd. (India)	611,992
49,500	Commonwealth Bankshares, Inc.	1,237,500
50,000	Cornerstone Bancshares, Inc.	825,000
184,770	First Bank of Delaware*	572,787
55,556	Idaho Trust Bancorp* *** +	500,004
70,000	Omni Financial Services, Inc.	729,400
31,500	Royal Bancshares of Pennsylvania, Inc., Class A	827,820
40,000	Security Business Bank of San Diego*	752,000
45,000	United Western Bancorp, Inc.*	899,550

		6,956,053

	Biotechnology Research and Production 0.2%
48,035	Abcam plc (United Kingdom)	255,849

	Building Materials 0.7%
14,500	NCI Building Systems, Inc.*	750,375

	Building Products 0.8%
100,000	IVRCL Infrastructure and Projects Ltd. (India)	877,253

	Commercial Information Services 0.9%
50,000	LECG Corp.*	924,000

	Commercial Services and Supplies 2.9%
200,000	Allen-Vanguard Corp.* (Canada)	609,547
10,000	MegaStudy Co. Ltd.* (Korea)	1,476,344
14,295	Monro Muffler Brake, Inc.	501,754
941,000	Oriental Century Ltd.* (Singapore)	552,032

		3,139,677

	Communications and Media 0.2%
30,000	Triple Crown Media, Inc.*	232,200

	Computer Services Software and Systems 6.4%
294,000	BSQUARE Corp.*	834,960
18,350	DealerTrack Holdings, Inc.*	539,857
30,600	Double-Take Software, Inc.*	394,128
47,985	Interactive Intelligence, Inc.*	1,075,824
150,000	Kana Software, Inc.*	472,500
50,495	NCI, Inc., Class A*	772,069
71,745	NetScout Systems, Inc.*	595,483
57,325	Opnet Technologies, Inc.*	828,346
126,370	Saba Software, Inc.*	787,285
604,220	Tucows, Inc.*	513,587

		6,814,039

	Computer Technology 0.7%
73,475	NetList, Inc.*	714,177
26,859	Qualstar Corp.*	91,589

		805,766

	Consumer Products 0.1%
87,535	Natural Health Trends Corp.*	131,302

	Distributors 1.1%
178,500	Commercial Solutions, Inc.* (Canada)	1,202,975

	Diversified Financial Services 5.1%
300,000	Acta Holdings ASA (Norway)	1,586,615
40,000	ADDENDA Capital, Inc. (Canada)	803,915
35,025	Arques Industries AG (Germany)	742,192
9,000	Euronet Worldwide, Inc.*	267,210
15,000	Home Capital Group, Inc. (Canada)	438,487
180	Osaka Securities Exchange Co. Ltd. (Japan)	901,475
65,000	Treasury Group Ltd. (Australia)	702,560

		5,442,454

	Drugs and Pharmaceuticals 0.7%
25,000	Aspreva Pharmaceuticals Corp.* (Canada)	513,000
25,000	La Jolla Pharmaceutical Co.*	75,750
16,000	Novacea, Inc. *	90,240
10,000	Targacept, Inc.*	90,600

		769,590

	Electrical Equipment 1.4%
400,000	Unisteel Technology Ltd. (Singapore)	664,863
650,000	XAC Automation Corp. (Taiwan)	873,715

		1,538,578

	Electronic Equipment and Instruments 0.6%
1,000,000	Innovalues Precision Ltd. (Singapore)	677,900

	Electronics 0.6%
60,000	Nu Horizons Electronics Corp.*	617,400

	Electronics – Medical Systems 2.0%
220,000	Allied Healthcare International, Inc.*	644,600
54,050	Cardica, Inc.*	255,116
90,865	IRIDEX Corp.*	805,973
127,500	Ophthalmic Imaging Systems, Inc.*	420,750

		2,126,439

	Electronics – Semiconductors/Components 4.9%
45,000	Cascade Microtech, Inc.*	589,500
25,000	Excel Technology, Inc.*	639,750
80,000	Pericom Semiconductor Corp.*	917,600
160,210	PLX Technology, Inc.*	2,089,138
40,000	SiRF Technology Holdings, Inc.*	1,020,800

		5,256,788

MICRO CAP VALUE FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	Energy Equipment and Services 2.1%
53,810	Bonnett’s Energy Services Trust (Canada)	$725,289
60,000	Canadian Sub-Surface Energy Services Corp., Class A* (Canada)	200,893
68,365	Deepwell Energy Services Trust (Canada)	434,325
164,705	Gwelan Supply Ltd.* *** + (Canada)	282,804
30,000	TGS-NOPEC Geophysical Co. ASA* (Norway)	620,222

		2,263,533

`	Energy – Miscellaneous 0.9%
39,670	Valero GP Holdings, LLC	984,609

	Engineering and Contracting Services 0.8%
40,000	Michael Baker Corp.*	906,000

	Entertainment 0.4%
35,894	Outdoor Channel Holdings, Inc.*	460,520

	Finance Companies 1.9%
35,000	Dollar Financial Corp.*	975,100
46,400	Nicholas Financial, Inc.*	547,520
40,000	United PanAm Financial Corp.*	550,400

		2,073,020

	Financial Data Processing Services and Systems 0.5%
46,300	CyberSource Corp.*	510,226

	Financial Information Services 0.7%
40,000	Clayton Holdings, Inc.*	748,400

	Financial – Miscellaneous 1.6%
40,000	First Cash Financial Services, Inc.*	1,034,800
46,705	MarketAxess Holdings, Inc.*	633,787

		1,668,587

	Health Care Equipment and Supplies 0.3%
849,000	LMA International N.V.* (Singapore)	356,944

	Health Care Facilities 1.7%
50,375	Allion Healthcare, Inc.*	360,685
53,114	LHC Group, Inc.*	1,514,280

		1,874,965

	Health Care Management Services 1.6%
35,000	Birner Dental Management Services, Inc.	666,750
30,000	Computer Programs & Systems, Inc.	1,019,700

		1,686,450

	Health Care Services 1.4%
80,000	Five Star Quality Care, Inc.*	892,000
20,000	Healthcare Services Group	579,200

		1,471,200

	Hotels, Restaurants and Leisure 0.9%
108,000	Club Cruise Entertainment & Travelling Services Europe N.V.* *** (Norway)	951,969

	Household Durables 0.7%
50,000	easyhome Ltd. (Canada)	729,739

	Household Products 0.5%
200,000	Fantastic Holdings Ltd. (Australia)	539,642

	Insurance 1.0%
115,000	CRM Holdings Ltd.* (Bermuda)	1,033,850

	Investment Management Companies 0.9%
45,000	Thomas Weisel Partners Group, Inc.*
		949,500

	Machinery 4.1%
350,000	Awea Mechantronic Co. Ltd. (Taiwan)	748,657
65,000	CE Franklin Ltd.* (Canada)	653,900
40,000	Kadant, Inc.*	975,200
65,665	Martinrea International, Inc.* (Canada)	670,857
1,500,000	MMI Holdings Ltd. (Singapore)	1,026,627
25,000	Pason Systems, Inc. (Canada)	284,598

		4,359,839

	Medical and Dental Instruments and Supplies 9.7%
52,070	AtriCure, Inc.*	468,630
100,000	Cryocor, Inc.*	280,000
25,908	Cyberonics, Inc.*	534,741
40,000	Cytori Therapeutics, Inc.*	262,000
35,300	Electro-Optical Sciences, Inc. PIPE* *** +	235,110
147,364	Encision, Inc.*	486,301
95,250	Endologix, Inc.*	333,375
87,525	Enpath Medical, Inc.*	1,273,489
35,476	Exactech, Inc.*	504,823
30,000	IntraLase Corp.*	671,400
38,195	Molecular Devices Corp.*	804,769
140,570	MTS Medication Technologies, Inc.*	1,334,009
27,055	NuVasive, Inc.*	624,970
63,000	RemoteMDx, Inc.*	100,170
34,680	Retractable Technologies, Inc.*	97,798
10,205	SurModics, Inc.*	317,580
228,305	VNUS Medical Technologies, Inc.*	2,027,348

		10,356,513

	Metals and Minerals Miscellaneous 0.7%
132,300	Globe Specialty Metals, Inc.* (United Kingdom)	735,588

	Metals and Mining 0.6%
301,940	Farallon Resources Ltd.* (Canada)	160,717
905,820	Farallon Resources Ltd.* *** + ^^ (Canada)	482,150

		642,867

MICRO CAP VALUE FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	Miscellaneous Materials and Commodities 0.5%
143,830	Luna Innovations, Inc.*	$504,843

	Miscellaneous Materials and Processing 0.4%
75,000	Metalico, Inc.*	378,750

	Oil and Gas 1.5%
275,720	Ithaca Energy, Inc.* (Canada)	627,282
40,000	Toreador Resources Corp.*	1,030,800

		1,658,082

	Production Technology Equipment 3.4%
42,660	Eagle Test Systems, Inc.*	621,983
197,800	inTEST Corp.*	866,364
356,000	LogicVision, Inc.*	434,320
134,855	Nanometrics, Inc.*	1,066,703
38,510	Rudolph Technologies, Inc.*	613,079

		3,602,449

	Real Estate 0.5%
83,970	Erinaceous Group plc (United Kingdom)	569,750

	Real Estate Investment Trusts (REIT) 1.4%
36,250	Medical Properties Trust, Inc.	554,625
54,435	NorthStar Realty Finance Corp.	901,988

		1,456,613

	Rental and Leasing Services – Commercial 0.4%
113,000	MicroFinancial, Inc.	439,570

	Retail 4.9%
60,000	America’s Car-Mart, Inc.*	711,600
40,000	Big 5 Sporting Goods Corp.	976,800
2,500	Bijou Brigitte AG (Germany)	492,814
1,300,000	China Hongxing Sports Ltd. (China)	1,796,435
25,000	Rush Enterprises, Inc., Class A*	423,000
17,045	Susser Holdings Corp.*	306,810
35,000	Tuesday Morning Corp.	544,250

		5,251,709

	Road and Rail 0.7%
62,545	TransForce Income Fund (Canada)	724,358

	Semiconductor Equipment and Products 1.1%
125,465	O2Micro International Ltd. ADR* (Cayman Islands)	1,072,726
55,320	PSi Technologies Holdings, Inc. ADR* (Philippines)	77,448

		1,150,174

	Software 1.1%
60,000	Belzberg Technologies, Inc.* (Canada)	483,688
30,000	Duzon Digital Ware Co. Ltd.* (Korea)	693,548

		1,177,236

	Steel 0.9%
15,355	Claymont Steel Holdings, Inc.*	282,379
34,910	Wheeling-Pittsburgh Corp.*	653,864

		936,243

	Telecommunications Equipment 2.4%
438,130	Peco II, Inc.*	429,367
416,225	Sunrise Telecom, Inc.*	915,695
120,000	WPCS International, Inc.*	1,232,400

		2,577,462

	Textiles, Apparel and Luxury Goods 2.6%
2,100,000	EganaGoldpfeil (Holdings) Ltd. (Hong Kong)	1,185,258
1,998,870	Moiselle Int’l Holdings Ltd. (Hong Kong)	547,386
500,000	Ports Design Ltd. (Hong Kong)	1,092,819

		2,825,463

	Transportation – Miscellaneous 0.8%
800,000	AutoInfo, Inc.*	824,000

	Truckers 1.3%
25,000	USA Truck, Inc.*	401,250
60,000	Vitran Corp., Inc.* (Canada)	1,042,200

		1,443,450

	Wholesalers 2.1%
65,000	Beacon Roofing Supply, Inc.*	1,223,300
59,975	Brightpoint, Inc.*	806,664
165,255	Commerce Energy Group, Inc.*	244,577

		2,274,541

	Total Common Stocks (cost $81,834,899)	102,297,092

	PREFERRED STOCKS 0.1%

	Drugs and Pharmaceuticals 0.1%
377,358	Point Biomedical Corp., Series F Pfd.* *** +	140,000

	Total Preferred Stocks (cost $200,000)	140,000

MICRO CAP VALUE FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value

	WARRANTS 0.0%

	Drugs and Pharmaceuticals 0.0%
7,164	Acusphere, Inc. expiring 8/2/08* *** +	$—
1,436	Acusphere, Inc. expiring 10/20/08* *** +	—
113,207	Point Biomedical Corp. expiring 2/16/12* *** +	—

		—
	Health Care Services 0.0%
6,486	Familymeds Group, Inc. expiring 11/30/09* ***+	—

	Medical and Dental Instruments and Supplies 0.0%
5,295	Electro-Optical Sciences, Inc. expiring 10/31/11* *** +	2,675

	Metals and Mining 0.0%
125,000	Equigold NL expiring 5/31/07* (Australia)	29,586
150,970	Farallon Resources Ltd. expiring 12/31/08* *** + (Canada)	—

		29,586

	Total Warrants (cost $0)	32,261

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.4%

	Repurchase Agreement 3.4%
$3,597,000	Repurchase Agreement dated 12/29/06, 4.30% due 1/2/07 with State Street Bank and Trust Co. collateralized by $3,185,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $3,674,649; repurchase proceeds: $3,598,719+++ (cost $3,597,000)	$3,597,000

	Total Short-Term Investments (cost $3,597,000)	3,597,000

	Total Investments (cost $85,631,899) 98.9%	106,066,353
	Other Assets less Liabilities 1.1%	1,197,489

	NET ASSETS 100.0%	$107,263,842

Number of Contracts		Value
	CALL OPTIONS WRITTEN
300	Beacon Roofing Supply, Inc. expiring 1/20/07 exercise price $20	$6,000

800	PLX Technology, Inc. expiring 1/20/07 exercise price $15	4,000

	Total Call Options Written (premium $125,095)	$10,000

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for written options or purchase commitments.

^^Subscription Receipts. Each subscription receipt is exchangeable for one (1) PIPE share and one-half (1/2) of one common share purchase warrant.

ADR American Depositary Receipts.

PIPE Private Investment in a Public Equity.

See notes to schedules of investments.

At December 31, 2006, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments and written options, were in the following countries:

COUNTRY	%
Australia	1.2
Bermuda	1.0
Canada	10.8
Cayman Islands	1.0
China	1.8
Germany	1.2
Hong Kong	2.7
India	1.5
Japan	0.9
Korea	2.1
Norway	3.1
Philippines	0.1
Singapore	3.2
Taiwan	1.6
United Kingdom	1.5
United States	66.3

Total	100.0%

SMALL CAP GROWTH FUND – Schedule of Investments

December 31, 2006 (Unaudited)

Shares		Value

	COMMON STOCKS 98.5%

	Airlines 0.7%
709,650	WestJet Airlines Ltd.* ***	$9,096,046

	Banks 7.4%
702,038	Bank of the Ozarks, Inc.	23,209,376
119,250	First Community Bancorp, Inc.	6,233,198
434,710	HDFC Bank Ltd. ADR	32,811,911
185,595	Prosperity Bancshares, Inc.	6,404,883
210,297	The Bank of N.T. Butterfield & Son Ltd.	11,948,693
707,020	UCBH Holding, Inc.	12,415,271

		93,023,332

	Beverage – Soft Drinks 0.1%
69,882	Peet’s Coffee & Tea, Inc.*	1,833,704

	Biotechnology Research and Production 3.2%
308,655	ArthroCare Corp.*	12,321,508
335,500	Encysive Pharmaceuticals, Inc.*	1,412,455
102,860	Myriad Genetics, Inc.*	3,219,518
349,790	Neurochem, Inc.*	7,509,991
1,068,340	QIAGEN N.V.*	16,163,984

		40,627,456

	Commercial Services and Supplies 6.9%
135,070	Advisory Board Co. (The)*	7,231,648
1,139,760	Copart, Inc.*	34,192,800
43,570	Corporate Executive Board Co.	3,821,089
154,901	CoStar Group, Inc.*	8,296,497
111,309	CRA International, Inc.*	5,832,592
98,310	LoopNet, Inc.*	1,472,684
799,650	Resources Connection, Inc.*	25,460,856

		86,308,166

	Computer Services Software and Systems 7.1%
190,716	Cognizant Technology Solutions Corp., Class A*	14,715,647
408,823	DealerTrack Holdings, Inc.*	12,027,573
132,500	F5 Networks, Inc.*	9,832,825
299,600	Macrovision Corp.*	8,466,696
393,035	NeuStar, Inc., Class A*	12,750,055
150,730	Quality Systems, Inc.	5,617,707
761,485	Retalix Ltd.*	12,435,050
52,765	Riverbed Technology, Inc.*	1,619,885
429,455	SRA International, Inc., Class A*	11,483,627

		88,949,065

	Diversified Financial Services 2.5%
299,850	ADDENDA Capital, Inc.	6,026,347
62,410	Australian Stock Exchange Ltd.	1,878,444
193,820	AWD Holding AG	8,188,655
509,940	Home Capital Group, Inc.	14,906,814

		31,000,260

	Drugs and Pharmaceuticals 1.0%
444,260	Alexza Pharmaceuticals, Inc.*	5,060,122
295,215	Ligand Pharmaceuticals, Inc., Class B*	3,232,604
220,580	Novacea, Inc. *	1,244,071
359,360	Valera Pharmaceuticals, Inc.*	2,900,035

		12,436,832

	Education Services 2.7%
185,230	Strayer Education, Inc.	19,643,642
645,725	Universal Technical Institute, Inc.*	14,341,552

		33,985,194

	Electrical and Electronics 2.2%
1,175,794	Power Integrations, Inc.*	27,572,369

	Electronics – Medical Systems 0.3%
474,556	NXStage Medical, Inc.*	3,976,779

	Electronics – Semiconductors/Components 8.0%
57,317	Integrated Device Technology, Inc.*	887,267
2,231,545	Micrel, Inc.*	24,056,055
992,838	Microtune, Inc.*	4,666,339
429,790	Netlogic Microsystems, Inc.*	9,322,145
1,070,480	PLX Technology, Inc.*	13,959,059
498,650	Silicon Laboratories, Inc.*	17,278,222
482,827	SiRF Technology Holdings, Inc.*	12,321,745
455,240	Tessera Technologies, Inc.*	18,364,382

		100,855,214

	Energy Equipment and Services 0.4%
308,480	Trican Well Service Ltd.	5,381,451

	Engineering and Contracting Services 2.1%
802,110	Stantec, Inc.*	17,437,871
210,130	URS Corp.*	9,004,071

		26,441,942

	Entertainment 0.7%
659,316	Outdoor Channel Holdings, Inc.*	8,459,024

	Financial Data Processing Services and Systems 0.7%
816,224	CyberSource Corp.*	8,994,789

	Financial Information Services 3.4%
752,335	FactSet Research Systems, Inc.	42,491,881

SMALL CAP GROWTH FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	Health Care Facilities 6.1%
667,660	Healthways, Inc.*	$31,854,059
207,375	Pharmaceutical Product Development, Inc.	6,681,622
1,328,092	United Surgical Partners International, Inc.*	37,651,408

		76,187,089

	Health Care Management Services 3.5%
931,638	AmSurg Corp.* +++	21,427,674
450,885	Pediatrix Medical Group, Inc.*	22,048,277

		43,475,951

	Health Care Providers and Services 1.5%
511,528	Icon plc ADR*	19,284,606

	Home Building 0.7%
178,420	Meritage Homes Corp.*	8,514,202

	Household Durables 0.6%
136,975	Desarrolladora Homex S.A. de C.V. ADR*	8,091,113

	Insurance 0.1%
70,125	eHealth, Inc.*	1,410,214

	Investment Management Companies 1.0%
578,401	Thomas Weisel Partners Group, Inc.*	12,204,261

	Leisure Time 0.9%
244,590	Life Time Fitness, Inc.*	11,865,061

	Machinery 2.0%
7,495,930	Emeco Holdings Ltd.*	10,822,466
64,360	Hydril Co.*	4,839,229
806,230	Pason Systems, Inc.	9,178,065

		24,839,760

	Medical and Dental Instruments and Supplies 8.1%
699,947	Abaxis, Inc.*	13,473,980
251,020	Cyberonics, Inc.*	5,181,053
405,007	Dexcom, Inc.*	3,993,369
279,805	FoxHollow Technologies, Inc.*	6,038,192
203,730	Kyphon, Inc.*	8,230,692
135,185	LifeCell Corp.*	3,263,366
247,740	Northstar Neuroscience, Inc.*	3,562,501
324,970	NuVasive, Inc.*	7,506,807
242,710	ResMed, Inc.*	11,946,186
690,608	Techne Corp.*	38,294,213

		101,490,359

	Medical Services 0.5%
254,375	PRA International*	6,428,056

	Miscellaneous Materials and Commodities 0.3%
165,974	Symyx Technologies, Inc.*	3,583,379

	Oil and Gas 0.9%
432,591	Toreador Resources Corp.*	11,147,870

	Real Estate 0.6%
448,185	DTZ Holdings plc	7,328,260

	Real Estate Investment Trusts (REIT) 0.7%
156,968	Redwood Trust, Inc.	9,116,701

	Retail 13.2%
43,465	Bijou Brigitte AG	8,568,069
386,535	Blue Nile, Inc.*	14,259,276
242,160	Golf Galaxy, Inc.*	4,513,862
734,230	Guitar Center, Inc.*	33,378,096
481,931	Hibbett Sporting Goods, Inc.*	14,713,354
1,161,795	Monsoon plc*	9,043,233
161,295	MSC Industrial Direct Co., Inc., Class A	6,314,699
2,013,774	O’Reilly Automotive, Inc.*	64,561,595
622,740	Tuesday Morning Corp.	9,683,607

		165,035,791

	Road and Rail 0.7%
291,785	Localiza Rent A Car S.A.	8,780,883

	Securities Brokerage and Services 1.0%
197,945	GFI Group, Inc.*	12,324,056

	Semiconductor Equipment and Products 1.0%
1,518,825	O2Micro International Ltd. ADR*	12,985,954

	Shoes 0.5%
197,487	Cache, Inc.*	4,984,572
28,300	Heelys, Inc.*	908,713

		5,893,285

	Textiles, Apparel and Luxury Goods 1.0%
4,196,000	Li Ning Co. Ltd.	6,732,546
2,570,000	Ports Design Ltd.	5,617,089

		12,349,635

	Truckers 3.6%
2,663,204	Knight Transportation, Inc.	45,407,628

	Wholesalers 0.6%
378,197	Beacon Roofing Supply, Inc.*	7,117,668

	Total Common Stocks (cost $934,521,874)	1,236,295,286

SMALL CAP GROWTH FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value

	PREFERRED STOCKS 0.9%

	Biotechnology Research and Production 0.2%
677,966	Nanosys, Inc., Series D Pfd.* *** +	$2,000,000

	Communications Technology 0.0%
404,517	Incipient, Inc., Series D Pfd.* *** +	586,550

	Drugs and Pharmaceuticals 0.2%
292,398	Orexigen Therapeutic, Inc., Series C Pfd.* *** +	1,000,001
3,773,584	Point Biomedical Corp., Series F Pfd.* *** +	1,400,000

		2,400,001

	Electronics – Medical Systems 0.3%
625,000	Fluidigm Corp., Series E Pfd.* *** +	2,500,000
1,620,220	Zonare Medical Systems, Inc., Series E Pfd.* *** +	1,343,162

		3,843,162

	Health Care Management Services 0.1%
516,161	Elder Health, Inc., Series G Pfd.* *** +	571,428
362,782	TargetRX, Inc., Series D Pfd.* *** +	504,267

		1,075,695

	Utilities – Telecommunications 0.1%
236,372	Neutral Tandem, Inc., Series C Pfd.* *** +	1,485,102
	Total Preferred Stocks (cost $13,686,406)	11,390,510

	LIMITED PARTNERSHIP INTEREST 0.2%

	Other 0.2%
	Montagu Newhall Global Partners II-B, L.P.* *** +	2,017,129
	Montagu Newhall Global Partners III-B, L.P.* *** +	171,020

		2,188,149

	Total Limited Partnership Interest (cost $2,433,935)	2,188,149

	WARRANTS 0.0%

	Drugs and Pharmaceuticals 0.0%
1,132,075	Point Biomedical Corp. expiring 2/16/12* *** +	—

	Electronics — Medical Systems 0.0%
243,033	Zonare Medical Systems, Inc. expiring 6/30/11* *** +	—

	Total Warrants (cost $0)	—

Principal Amount		Value

	SHORT — TERM INVESTMENTS 0.5%

	Repurchase Agreement 0.5%
$6,818,000	Repurchase Agreement dated 12/29/06, 4.30% due 1/2/07 with State Street Bank and Trust Co. collateralized by $6,030,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $6,957,028; repurchase proceeds: $6,821,257+++ (cost $6,818,000)	$6,818,000

	Total Short–Term Investments (cost $6,818,000)	6,818,000

	Total Investments (cost $957,460,215) 100.1%	1,256,691,945
	Liabilities less Other Assets (0.1)%	(1,747,943)

	NET ASSETS 100.0%	$1,254,944,002

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for purchase commitments (see Note 7).

ADR American Depositary Receipt.

See notes to schedules of investments.

SMALL CAP VALUE FUND – Schedule of Investments

December 31, 2006 (Unaudited)

Shares		Value

	COMMON STOCKS 99.3%

	Air Transport 0.8%
110,585	Copa Holdings S.A.	$5,148,838

	Auto Parts – After Market 2.6%
310,859	Aftermarket Technology Corp.*	6,615,080
329,259	Keystone Automotive Industries, Inc.*	11,191,513

		17,806,593

	Banks 5.5%
198,000	Commonwealth Bankshares, Inc. PIPE* *** +	4,356,000
318,540	Franklin Bank Corp.*	6,542,812
365,640	Placer Sierra Bancshares	8,691,263
326,850	United Western Bancorp, Inc.*	6,533,731
1,051,922	UTI Bank Ltd.	11,141,574

		37,265,380

	Building Materials 0.8%
102,805	NCI Building Systems, Inc.*	5,320,159

	Building – Miscellaneous 1.0%
248,120	Drew Industries, Inc.*	6,453,601

	Commercial Services and Supplies 3.7%
233,005	Aegean Marine Petroleum Network, Inc.*	3,821,282
99,707	AMN Healthcare Services, Inc.*	2,745,931
269,394	Monro Muffler Brake, Inc.	9,455,730
673,153	SM&A*	3,904,287
122,490	World Fuel Services Corp.	5,445,905

		25,373,135

	Computer Services Software and Systems 0.7%
571,715	NetScout Systems, Inc.*	4,745,234

	Construction and Engineering 0.3%
242,495	Klabin Segall S.A.*	2,033,096

	Consumer Electronics 0.6%
723,141	PLATO Learning, Inc.*	3,912,193

	Containers and Packaging – Metal and Glass 0.6%
145,484	Mobile Mini, Inc.*	3,919,339

	Diversified Financial Services 1.5%
285,535	Housing Development Finance Corp. Ltd.	10,550,847

	Education Services 0.9%
267,465	Universal Technical Institute, Inc.*	5,940,398

	Electrical and Electronics 0.9%
135,960	Power Integrations, Inc.*	3,188,262
274,370	TTM Technologies, Inc.*	3,108,612

		6,296,874

	Electronics 1.4%
422,949	Nu Horizons Electronics Corp.*	4,352,145
132,098	Supertex, Inc.*	5,184,847

		9,536,992

	Electronics – Semiconductors/Components 6.1%
359,890	ASE Test Ltd.*	3,631,290
271,510	Excel Technology, Inc.*	6,947,941
764,995	Micrel, Inc.*	8,246,646
1,354,955	ON Semiconductor Corp.*	10,257,009
1,112,885	Pericom Semiconductor Corp.*	12,764,791

		41,847,677

	Energy – Miscellaneous 1.5%
408,035	Valero GP Holdings, LLC	10,127,429

	Engineering and Contracting Services 0.5%
160,035	Michael Baker Corp.*	3,624,793

	Entertainment 0.5%
256,094	Outdoor Channel Holdings, Inc.*	3,285,686

	Finance Companies 2.8%
83,935	Accredited Home Lenders Holding Co.*	2,289,747
257,303	Dollar Financial Corp.*	7,168,462
685,745	United PanAm Financial Corp.*	9,435,851

		18,894,060

	Finance – Small Loan 1.3%
358,295	AmeriCredit Corp.*	9,018,285

	Financial Data Processing Services and Systems 0.9%
158,538	Fidelity Information Services, Inc.	6,355,788

	Financial – Miscellaneous 1.1%
309,085	Fidelity National Title Group, Inc., Class A	7,380,950

	Foods 0.5%
74,466	NBTY, Inc.*	3,095,552

	Health Care Facilities 1.7%
470,990	Capital Senior Living Corp.*	5,011,333
238,764	LHC Group, Inc.*	6,807,162

		11,818,495

SMALL CAP VALUE FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	Health Care Services 2.0%
171,407	Amedisys, Inc.*	$5,634,137
686,825	Five Star Quality Care, Inc.*	7,658,099

		13,292,236

	Home Building 0.3%
2,990	NVR, Inc.*	1,928,550

	Household Durables 0.5%
3,258,960	Nien Made Enterprise Co. Ltd.	3,300,466

	Household Furnishings 1.7%
98,250	American Woodmark Corp.	4,111,763
384,380	Select Comfort Corp.*	6,684,368
48,823	Stanley Furniture Co., Inc.	1,047,253

		11,843,384

	Insurance 2.8%
456,227	Hub International Ltd.	14,320,965
504,020	KMG America Corp.*	4,833,552

		19,154,517

	Investment Management Companies 5.5%
313,870	Apollo Investment Corp.	7,030,688
368,500	Ares Capital Corp.	7,042,035
400	Brantley Mezzanine Finance, LLC* ** *** +	—
433,740	Kohlberg Capital Corp.*	7,503,702
427,858	MCG Capital Corp.	8,694,074
356,260	Penn Virginia GP Holdings, L.P.*	7,082,449

		37,352,948

	Jewelry, Watches and Gemstones 1.2%
370,000	Fossil, Inc.*	8,354,600

	Machinery 1.7%
447,825	Martinrea International, Inc.*	4,575,135
210,465	Oil States Int’l, Inc.*	6,783,287

		11,358,422

	Medical and Dental Instruments and Supplies 1.0%
320,400	Molecular Devices Corp.*	6,750,828

	Medical Services 1.3%
121,395	Magellan Health Services, Inc.*	5,246,692
300,220	U.S. Physical Therapy, Inc.*	3,677,695

		8,924,387

	Metals and Minerals Miscellaneous 0.5%
599,200	Globe Specialty Metals, Inc.*	3,331,552

	Metals and Mining 0.5%
2,074,275	Consolidated Minerals Ltd.	3,551,205

	Miscellaneous Producer Durables 0.3%
165,830	Blount International, Inc.*	2,232,072

	Oil and Gas 8.0%
304,520	CNX Gas Corp.*	7,765,260
1,474,740	Far East Energy Corp.*	1,342,014
318,440	Petrohawk Energy Corp.*	3,662,060
135,750	Plains Exploration & Production Co.*	6,452,197
2,423,060	Saxon Energy Services, Inc.*	8,508,169
585,725	Toreador Resources Corp.*	15,094,133
237,890	Ultra Petroleum Corp.*	11,359,248

		54,183,081

	Printing and Copying Services 1.0%
353,390	Schawk, Inc.	6,905,241

	Production Technology Equipment 0.5%
407,885	Nanometrics, Inc.*	3,226,370

	Publishing – Miscellaneous 1.3%
143,740	Courier Corp.	5,601,548
121,735	Idearc, Inc.*	3,487,707

		9,089,255

	Real Estate Investment Trusts (REIT) 10.4%
186,335	Arbor Realty Trust, Inc.	5,606,820
475,000	CBRE Realty Finance, Inc.	7,462,250
580,205	Crystal River Capital, Inc.	14,812,634
960,295	HomeBanc Corp.	4,062,048
256,620	KKR Financial Corp.	6,874,850
459,750	Medical Properties Trust, Inc.	7,034,175
671,440	NorthStar Realty Finance Corp.	11,125,761
243,395	Redwood Trust, Inc.	14,136,381

		71,114,919

	Rental and Leasing Services – Commercial 2.1%
390,055	McGrath RentCorp	11,947,385
670,108	MicroFinancial, Inc.	2,606,720

		14,554,105

	Retail 10.0%
456,207	America’s Car-Mart, Inc.*	5,410,615
460,466	Big 5 Sporting Goods Corp.	11,244,580
23,700	Bijou Brigitte AG	4,671,879
477,080	Global Imaging Systems, Inc.*	10,471,906
267,960	Lithia Motors, Inc., Class A	7,706,530
174,055	MSC Industrial Direct Co., Inc., Class A	6,814,253
250,023	Rush Enterprises, Inc., Class A*	4,230,389
134,980	Rush Enterprises, Inc., Class B*	2,129,985
413,360	Sonic Automotive, Inc.	12,003,974
231,275	Tuesday Morning Corp.	3,596,326

		68,280,437

SMALL CAP VALUE FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	Shoes 0.5%
139,515	Kenneth Cole Productions, Inc., Class A	$3,346,965

	Steel 1.0%
183,020	Claymont Steel Holdings, Inc.*	3,365,738
189,010	Wheeling-Pittsburgh Corp.*	3,540,157

		6,905,895

	Textiles, Apparel and Luxury Goods 0.6%
6,959,145	EganaGoldpfeil (Holdings) Ltd.	3,927,803

	Truckers 4.5%
90,905	Con-way, Inc.	4,003,456
373,300	J.B. Hunt Transport Services, Inc.	7,753,441
417,581	USA Truck, Inc.*	6,702,175
689,025	Vitran Corp., Inc.* ++	11,968,364

		30,427,436

	Wholesalers 1.9%
687,620	Beacon Roofing Supply, Inc.*	12,941,008

	Total Common Stocks (cost $540,566,936)	676,029,076

Principal Amount		Value

	CORPORATE BONDS 0.0%

	Investment Management Companies 0.0%
$2,000,000	Brantley Mezzanine Finance, LLC, 10.00%, 9/21/09*** + ^	$—

	Total Corporate Bonds (cost $1,960,000)	—

	Total Investments (cost $542,526,936) 99.3%	676,029,076
	Other Assets less Liabilities 0.7%	5,003,232

	NET ASSETS 100.0%	$681,032,308

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

++Affiliated company (see Note 5).

^Defaulted security.

PIPE Private Investment in a Public Equity.

See notes to schedules of investments.

STRATEGIC INCOME FUND – Schedule of Investments

December 31, 2006 (Unaudited)

Shares		Value

	COMMON STOCKS 91.0%

	Auto Components 0.6%
42,845	Super Cheap Auto Group Ltd. (Australia)	$103,098

	Banks 3.5%
5,500	Commonwealth Bankshares, Inc. PIPE* *** +	121,000
3,220	Indymac Bancorp, Inc.	145,415
17,042	The Bank of East Asia Ltd. (Hong Kong)	96,846
4,116	The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	233,864

		597,125

	Commercial Services and Supplies 4.7%
1,660	Corporate Executive Board Co.	145,582
4,500	Hartford Education Corp. Ltd. (Singapore)	2,288
9,525	Macquarie Infrastructure Company Trust	337,947
5,065	Monro Muffler Brake, Inc.	177,782
108,000	Raffles Education Corp. Ltd. (Singapore)	124,603

		788,202

	Diversified Financial Services 12.9%
43,285	Acta Holdings ASA (Norway)	228,922
4,325	Adjustable Rate MBS Trust (Canada)	74,262
10,465	Arques Industries AG (Germany)	221,757
2,600	Australian Stock Exchange Ltd. (Australia)	78,256
3,640	AWD Holding AG (Germany)	153,785
3,062	Banco de Chile ADR (Chile)	157,662
1,360	Citigroup, Inc.	75,752
9,300	Countrywide Financial Corp.	394,785
7,505	D. Carnegie & Co. AB (Sweden)	161,573
241,000	Macquarie International Infrastructure Fund Ltd. (Singapore)	154,734
1,260	Oslo Bors Holdings ASA (Norway)	121,160
1,740	Perpetual Ltd. (Australia)	107,365
13,518	Treasury Group Ltd. (Australia)	146,111
1,795	Union Financiere de France Banque S.A. (France)	113,731

		2,189,855

	Electronics – Semiconductors/Components 4.2%
4,585	Linear Technology Corp.	139,017
5,300	Maxim Integrated Products, Inc.	162,286
7,745	Microchip Technology, Inc.	253,262
6,225	Xilinx, Inc.	148,217

		702,782

	Energy Equipment and Services 0.8%
7,050	Bonnett’s Energy Services Trust (Canada)	95,025
5,440	Deepwell Energy Services Trust (Canada)	34,560

		129,585

	Energy – Miscellaneous 1.4%
9,655	Valero GP Holdings, LLC	239,637

	Finance Companies 4.1%
7,034	Capital One Financial Corp.	540,352
14,915	Delta Financial Corp.	151,089

		691,441

	Financial Data Processing Services and Systems 1.0%
4,090	Paychex, Inc.	161,719

	Financial – Miscellaneous 3.5%
10,663	Fidelity National Title Group, Inc., Class A	254,632
8,485	First American Corp.	345,170

		599,802

	Health Care Management Services 1.6%
6,840	Birner Dental Management Services, Inc.	130,302
3,980	Computer Programs & Systems, Inc.	135,280

		265,582

	Home Building 1.8%
5,665	D.R. Horton, Inc.	150,066
2,825	M.D.C. Holdings, Inc.	161,166

		311,232

	Investment Management Companies 8.7%
940	AllianceBernstein Holding, L.P.	75,576
4,355	Allied Capital Corp.	142,321
15,156	Apollo Investment Corp.	339,494
21,592	Ares Capital Corp.	412,623
9,935	Kohlberg Capital Corp.*	171,876
8,040	MCG Capital Corp.	163,373
8,365	Penn Virginia GP Holdings, L.P.*	166,296

		1,471,559

	Leisure Time 1.5%
6,560	Pool Corp.	256,955

	Medical and Dental Instruments and Supplies 0.7%
2,135	Landauer, Inc.	112,023

	Metals and Minerals Miscellaneous 0.9%
26,610	Globe Specialty Metals, Inc.* (United Kingdom)	147,952

	Metals and Mining 0.4%
42,423	Consolidated Minerals Ltd. (Australia)	72,629

	Oil and Gas 0.8%
19,995	Petrowest Energy Services Trust (Canada)	140,762

STRATEGIC INCOME FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	Personal Products 0.8%
9,525	Natura Cosmeticos S.A. (Brazil)	$133,082

	Real Estate 1.7%
19,075	Norwegian Property ASA* (Norway)	198,708
78,000	Suntec Real Estate Investment Trust (Singapore)	92,533

		291,241

	Real Estate Investment Trusts (REIT) 29.1%
15,605	Alesco Financial, Inc.	166,973
7,665	American Mortgage Acceptance Co.	129,385
31,305	Anthracite Capital, Inc.	398,513
17,365	Anworth Mortgage Asset Corp.	165,141
10,455	Arbor Realty Trust, Inc.	314,591
12,585	Capital Lease Funding, Inc.	145,986
3,150	Capital Trust, Inc., Class A	157,311
14,190	CapitalSource, Inc.	387,529
9,335	CBRE Realty Finance, Inc.	146,653
6,395	Crystal River Capital, Inc.	163,264
6,165	Deerfield Triarc Capital Corp.	104,373
5,850	Fieldstone Investment Corp.	25,623
10,830	Gramercy Capital Corp.	334,539
25,795	HomeBanc Corp.	109,113
7,130	iStar Financial, Inc.	340,957
8,410	JER Investors Trust, Inc.	173,835
12,720	KKR Financial Corp.	340,769
19,340	MFA Mortgage Investments, Inc.	148,724
1,235	New Century Financial Corp.	39,014
25,015	New York Mortgage Trust, Inc.	76,296
19,830	NorthStar Realty Finance Corp.	328,583
1,090	NovaStar Financial, Inc.	29,048
4,845	RAIT Investment Trust	167,056
8,510	Redwood Trust, Inc.	494,261
3,490	Spirit Finance Corp.	43,520

		4,931,057

	Rental and Leasing Services – Commercial 2.2%
8,060	McGrath RentCorp	246,878
32,980	MicroFinancial, Inc.	128,292

		375,170

	Retail 2.2%
3,515	Home Depot, Inc.	141,163
18,315	Topps Tiles plc (United Kingdom)	96,475
2,750	Wal-Mart Stores, Inc.	126,995

		364,633

	Savings and Loans 0.5%
3,930	Washington Federal, Inc.	92,473

	Securities Brokerage and Services 0.5%
3,630	CharterMac	77,936

	Transportation Infrastructure 0.5%
770	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR (Mexico)	30,176
67,000	Singapore Post Ltd. (Singapore)	47,603

		77,779

	Wireless Telecommunication Services 0.4%
300	SK Telecom Co. Ltd. (Korea)	71,774

	Total Common Stocks (cost $13,772,544)	15,397,085

	PREFERRED STOCKS 1.2%

	Machinery 1.2%
27,500	Weg S.A. Pfd. (Brazil)	196,300

	Total Preferred Stocks (cost $112,958)	196,300

Principal Amount		Value

	CORPORATE BONDS 0.6%

	Utilities – Telecommunications 0.6%
$100,000	Broadview Networks Holdings, Inc., 11.375%, 9/01/12	$104,250

	Total Corporate Bonds (cost $102,993)	104,250

Number of Contracts		Value

	PUT OPTIONS PURCHASED 0.2%
100	iShares Russell 2000 Index Fund expiring 1/20/07, exercise price $75	$3,000

50	iShares Russell 2000 Index Fund expiring 2/17/07, exercise price $75	4,750

50	iShares Russell 2000 Index Fund expiring 5/19/07, exercise price $75	11,750

50	iShares Russell 2000 Index Fund expiring 8/18/07, exercise price $75	16,500

	Total Put Options Purchased (premium $44,125)	$36,000

STRATEGIC INCOME FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS 5.3%

	Repurchase Agreement 5.3%
$905,000	Repurchase Agreement dated 12/29/06, 4.30% due 1/2/07 with State Street Bank and Trust Co. collateralized by $805,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $928,757; repurchase proceeds: $905,432+++ (cost $905,000)	$905,000

	Total Short-Term Investments (cost $905,000)	905,000

	Total Investments (cost $14,937,620) 98.3%	16,638,635

	Other Assets less Liabilities 1.7%	290,282

	NET ASSETS 100.0%	$16,928,917

Shares		Value
	SECURITIES SOLD SHORT
66,160	Opteum, Inc. (proceeds $457,403)	$502,816

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for open short positions.

ADR American Depositary Reciept.

PIPE Private Investment in a Public Equity.

See notes to schedules of investments.

At December 31, 2006, Wasatch Strategic Income Fund’s investments, excluding short-term investments and securities sold short were in the following countries:

COUNTRY	%
Australia	3.2
Bermuda	1.5
Brazil	2.1
Canada	2.2
Chile	1.0
France	0.7
Germany	2.4
Hong Kong	0.6
Korea	0.5
Mexico	0.2
Norway	3.5
Singapore	2.7
Sweden	1.0
United Kingdom	1.5
United States	76.9

Total	100.0%

ULTRA GROWTH FUND – Schedule of Investments

December 31, 2006 (Unaudited)

Shares		Value

	COMMON STOCKS 96.2%

	Banks 4.7%
255,300	HDFC Bank Ltd.	$6,174,307
108,580	HDFC Bank Ltd. ADR	8,195,619

		14,369,926

	Beverage – Soft Drinks 0.7%
76,420	Peet’s Coffee & Tea, Inc.*	2,005,261

	Biotechnology Research and Production 2.6%
200,645	ArthroCare Corp.*	8,009,749

	Casinos and Gambling 1.9%
217,250	Shuffle Master, Inc.*	5,691,950

	Commercial Information Services 3.8%
405,295	LECG Corp.*	7,489,852
94,650	Morningstar, Inc.*	4,263,982

		11,753,834

	Commercial Services and Supplies 6.5%
13,017	Advisory Board Co.*	696,930
62,260	Corporate Executive Board Co.	5,460,202
5,494	CoStar Group, Inc.*	294,259
27,915	Exlservice Holdings, Inc.*	587,332
186,250	Hartford Education Corp. Ltd.	94,694
2,549,700	Oriental Century Ltd.*	1,495,766
261,775	Providence Service Corp. (The)*	6,578,406
3,536,285	Raffles Education Corp. Ltd.	4,079,930
22,555	WNS Holdings Ltd. ADR*	701,460

		19,988,979

	Communications Technology 0.2%
19,370	WebEx Communications, Inc.*	675,819

	Computer Services Software and Systems 7.4%
87,443	Cognizant Technology Solutions Corp., Class A*	6,747,102
132,240	DealerTrack Holdings, Inc.*	3,890,501
55,715	F5 Networks, Inc.*	4,134,610
174,350	NeuStar, Inc., Class A*	5,655,914
125,935	Opnet Technologies, Inc.*	1,819,761
14,018	SRA International, Inc., Class A*	374,841

		22,622,729

	Computer Technology 0.4%
64,151	Trident Microsystems, Inc.*	1,166,265

	Diversified Telecommunication Services 0.5%
438,838	Astra Microwave Products Ltd.	1,554,809

	Drugs and Pharmaceuticals 1.2%
107,975	Aspreva Pharmaceuticals Corp.*	2,215,647
38,850	Medicis Pharmaceutical Corp., Class A	1,364,801

		3,580,448

	Education Services 0.6%
17,122	Strayer Education, Inc.	1,815,788

	Electrical and Electronics 2.2%
282,323	Power Integrations, Inc.*	6,620,474

	Electronics 0.2%
23,680	FLIR Systems, Inc.*	753,734

	Electronics – Medical Systems 1.3%
43,030	Intuitive Surgical, Inc.*	4,126,577

	Electronics – Semiconductors/Components 15.4%
178,072	Integrated Device Technology, Inc.*	2,756,555
540,455	Micrel, Inc.*	5,826,105
191,635	Microchip Technology, Inc.	6,266,465
127,625	Microsemi Corp.*	2,507,831
274,895	Microtune, Inc.*	1,292,006
75,400	Netlogic Microsystems, Inc.*	1,635,426
219,783	PLX Technology, Inc.*	2,865,970
58,975	Saifun Semiconductors Ltd.*	1,096,935
325,840	Silicon Laboratories, Inc.*	11,290,356
200,101	SiRF Technology Holdings, Inc.*	5,106,578
81,371	Techwell, Inc.*	1,306,818
124,085	Tessera Technologies, Inc.*	5,005,589

		46,956,634

	Energy Equipment and Services 0.8%
123,520	TGS-NOPEC Geophysical Co. ASA*	2,553,661

	Financial Information Services 1.6%
146,640	Clayton Holdings, Inc.*	2,743,634
36,775	FactSet Research Systems, Inc.	2,077,052

		4,820,686

	Financial – Miscellaneous 2.0%
128,498	First Cash Financial Services, Inc.*	3,324,243
211,010	MarketAxess Holdings, Inc.*	2,863,406

		6,187,649

	Health Care Facilities 10.8%
260,296	Healthways, Inc.*	12,418,722
169,964	Psychiatric Solutions, Inc.*	6,377,049
500,377	United Surgical Partners International, Inc.* +++	14,185,688

		32,981,459

ULTRA GROWTH FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	Health Care Management Services 3.8%
116,677	AmSurg Corp.* +++	$2,683,571
180,895	Pediatrix Medical Group, Inc.*	8,845,766

		11,529,337

	Health Care Providers and Services 0.7%
58,399	Icon plc ADR*	2,201,642

	Leisure Time 0.0%
3,045	Life Time Fitness, Inc.*	147,713

	Machinery 0.7%
96,415	Martinrea International, Inc.*	985,009
100,800	Pason Systems, Inc.	1,147,500

		2,132,509

	Medical and Dental Instruments and Supplies 7.9%
63,965	Abaxis, Inc.*	1,231,326
27,185	Dexcom, Inc.*	268,044
103,400	Electro-Optical Sciences, Inc. PIPE* *** +	688,679
88,230	FoxHollow Technologies, Inc.*	1,904,004
248,880	IntraLase Corp.*	5,569,934
167,415	Kyphon, Inc.*	6,763,566
100,131	NuVasive, Inc.*	2,313,026
78,685	ResMed, Inc.*	3,872,876
15,645	Techne Corp.*	867,515
64,714	VNUS Medical Technologies, Inc.*	574,660

		24,053,630

	Metals and Minerals Miscellaneous 0.4%
207,500	Globe Specialty Metals, Inc.*	1,153,700

	Metals and Mining 0.2%
677,430	Farallon Resources Ltd.* *** +^^	360,583
225,810	Farallon Resources Ltd.*	120,194

		480,777

	Miscellaneous Materials and Commodities 1.1%
175,475	Luna Innovations, Inc.*	615,917
123,855	Symyx Technologies, Inc.*	2,674,030

		3,289,947

	Oil and Gas 0.6%
152,490	Petrohawk Energy Corp.*	1,753,635

	Production Technology Equipment 1.2%
149,275	Eagle Test Systems, Inc.*	2,176,430
96,235	Rudolph Technologies, Inc.*	1,532,061

		3,708,491

	Retail 7.7%
23,710	Blue Nile, Inc.*	874,662
32,495	Charlotte Russe Holdings, Inc.*	999,222
1,108,000	China Hongxing Sports Ltd.	1,531,115
149,610	Guitar Center, Inc.*	6,801,271
6,319,640	Hongguo Int’l Holdings Ltd.*	3,810,362
265,625	O’Reilly Automotive, Inc.*	8,515,938
50,750	Susser Holdings Corp.*	913,500

		23,446,068

	Securities Brokerage and Services 1.6%
80,440	GFI Group, Inc.*	5,008,194

	Semiconductor Equipment and Products 2.2%
55,535	CSR plc*	706,866
717,280	O2Micro International Ltd. ADR*	6,132,744

		6,839,610

	Shoes 0.1%
6,290	Heelys, Inc.*	201,972

	Truckers 2.3%
420,552	Knight Transportation, Inc.	7,170,412

	Wholesalers 0.8%
174,065	Brightpoint, Inc.*	2,341,174

	Total Common Stocks (cost $248,122,376)	293,695,242

	PREFERRED STOCKS 1.9%

	Biotechnology Research and Production 0.2%
169,492	Nanosys, Inc., Series D Pfd.* *** +	500,001

	Communications Technology 0.0%
91,388	Xtera Communications, Inc., Series A-1 Pfd.* *** +	99,065

	Consumer Products 0.3%
201,613	Ophthonix, Inc., Series C Pfd.* *** +	844,758

	Drugs and Pharmaceuticals 0.3%
2,830,188	Point Biomedical Corp., Series F Pfd.* *** +	1,050,000

	Electronics – Medical Systems 0.3%
1,080,146	Zonare Medical Systems, Inc., Series E Pfd.* *** +	895,441

	Health Care Management Services 0.2%
516,161	Elder Health, Inc., Series G Pfd.* *** +	571,428
108,917	TargetRX, Inc., Series D Pfd.* *** +	151,395

		722,823

ULTRA GROWTH FUND – Schedule of Investments (continued)

December 31, 2006 (Unaudited)

Shares		Value
	Medical and Dental Instruments and Supplies 0.5%
243,902	TherOx, Inc., Series I Pfd.* *** +	$999,998
253,064	Transoma Medical, Inc., Series B Pfd.* *** +	475,001

		1,474,999

	Utilities – Telecommunications 0.1%
64,269	Neutral Tandem, Inc., Series C Pfd.* *** +	403,796

	Total Preferred Stocks (cost $6,280,195)	5,990,883

	LIMITED PARTNERSHIP INTEREST 0.7%

	Other 0.7%
	Montagu Newhall Global Partners II-B, L.P.* *** +	1,815,417
	Montagu Newhall Global Partners III-B, L.P.* *** +	171,020

		1,986,437

	Total Limited Partnership Interest (cost $2,209,292)	1,986,437

	WARRANTS 0.0%

	Drugs and Pharmaceuticals 0.0%
849,056	Point Biomedical Corp. expiring 2/16/12* *** +	—

	Electronics – Medical Systems 0.0%
162,021	Zonare Medical Systems, Inc. expiring 6/30/11* *** +	—

	Medical and Dental Instruments and Supplies 0.0%
15,510	Electro-Optical Sciences, Inc. expiring 10/31/11* *** +	7,837

	Metals and Mining 0.0%
112,905	Farallon Resources Ltd. expiring 12/31/08* *** +	—

	Total Warrants (cost $0)	7,837

Principal Amount		Value

	SHORT-TERM INVESTMENTS 2.2%

	Repurchase Agreement 2.2%
$6,609,000	Repurchase Agreement dated 12/29/06, 4.30% due 1/2/07 with State Street Bank and Trust Co. collateralized by $5,845,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $6,743,587; repurchase proceeds: $6,612,158+++ (cost $6,609,000)	$6,609,000

	Total Short-Term Investments (cost $6,609,000)	6,609,000

	Total Investments (cost $263,220,863) 101.0%	308,289,399

	Liabilities less Other Assets (1.0)%	(3,065,362)

	NET ASSETS 100.0%	$305,224,037

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for purchase commitments (see Note 10).

^^Subscription Receipts. Each subscription receipt is exchangeable for one (1) PIPE share and one-half (1/2) of one common share purchase warrant.

ADR American Depository Receipts.

PIPE Private Investment in a Public Equity.

See notes to schedules of investments.

U.S. TREASURY FUND – Schedule of Investments

December 31, 2006 (Unaudited)

Principal Amount		Value

	U.S. GOVERNMENT OBLIGATIONS 99.1%

$11,400,000	U.S. Treasury Bond, 5.25%, 11/15/28	$11,954,861
33,040,000	U.S. Treasury Bond, 5.25%, 2/15/29	34,650,700
10,800,000	U.S. Treasury Bond, 5.50%, 8/15/28	11,667,370
6,800,000	U.S. Treasury Bond, 6.125%, 11/15/27	7,889,591
4,300,000	U.S. Treasury Bond, 6.375%, 8/15/27	5,116,665
4,500,000	U.S. Treasury Bond, 6.625%, 2/15/27	5,484,375
5,650,000	U.S. Treasury Bond, 6.75%, 8/15/26	6,949,941
4,755,000	U.S. Treasury Bond, 6.875%, 8/15/25	5,886,542
4,930,000	U.S. Treasury Bond, 7.50%, 11/15/24	6,442,509
16,216,000	U.S. Treasury Strip, principal only, 11/15/21	7,802,409
73,600,000	U.S. Treasury Strip, principal only, 8/15/25	29,554,890
177,800,000	U.S. Treasury Strip, principal only, 11/15/27	64,337,108

	Total U.S. Government Obligations (cost $195,292,355)	197,736,961

	SHORT-TERM INVESTMENTS 0.2%

	Repurchase Agreement 0.2%
447,000	Repurchase Agreement dated 12/29/06, 4.30% due 1/2/07 with State Street Bank and Trust Co. collateralized by $400,000 of United States Treasury Bonds 6.00% due 2/15/26; value: $461,494; repurchase proceeds: $447,214 (cost $447,000)	447,000

	Total Short-Term Investments (cost $447,000)	447,000

	Total Investments (cost $195,739,355) 99.3%	198,183,961
	Other Assets less Liabilities 0.7%	1,384,767

	NET ASSETS 100.0%	$199,568,728

	See notes to schedules of investments.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2006 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds, Inc. is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 12 series or “funds” (each a “Fund” and collectively the “Funds”). The Core Growth, Global Science & Technology, Heritage Growth, International Growth, International Opportunities, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Strategic Income and Ultra Growth Funds (collectively the “Equity Funds”) are non-diversified funds and the Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) is a diversified fund. Each Fund maintains its own investment objective. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor”) as investment advisor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2006.

Valuation of Securities – Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities are valued using a commercial pricing service at the latest quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on Nasdaq, such securities are valued using the Nasdaq Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on any exchange or market on a given day, then the security is valued at the most recent bid price. Debt securities (other than short-term instruments) are valued at current market value by a commercial pricing service, or by using the last sale or bid price. Short term securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Exchanged-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on any exchange or market on a given day, then the option is valued at the most recent bid price. If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments will be valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee of the Advisor with oversight by the Board of Directors. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

Additionally, a Fund’s investments will be valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as SPDRs and other exchange traded funds (ETFs); and alternative market quotes on the affected securities. In addition, the Funds may use a systematic fair valuation model provided by an independent third party in certain circumstances to assist in adjusting the valuation of foreign securities.

As of December 31, 2006, the aggregate amount of fair valued securities, excluding any foreign securities fair valued pursuant to a systematic fair valuation model, as a percentage of net assets for the Funds was as follows:

Core Growth Fund	0.49%
Global Science & Technology Fund	0.61%
Heritage Growth Fund	—
International Growth Fund	0.52%
International Opportunities Fund	1.13%
Micro Cap Fund	0.38%
Micro Cap Value Fund	2.42%
Small Cap Growth Fund	1.81%
Small Cap Value Fund	0.64%
Strategic Income Fund	0.71%
Ultra Growth Fund	2.96%
U.S. Treasury Fund	—

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rate. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current exchange rate prevailing on the transaction date. Transactions in foreign denominated assets may involve greater risks than domestic transactions, including currency, political, economic, regulatory and market risks.

Investment in Securities – Security transactions are accounted for on the trade date.

Short Sales – To a limited extent, the Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. If a fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2006 (UNAUDITED)

Options Transactions – The Equity Funds may buy and sell put and call options, write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

3. OPTIONS CONTRACTS WRITTEN

Options written activity during the period ended December 31, 2006 was as follows:

	Options Outstanding at Beginning of Period	Written	Closed	Exercised	Expired	Options Outstanding at End of Period
Global Science & Technology Fund
Premium amount	$—	$13,344	$(6,932)	$—	$(6,412)	$—
Number of contracts	—	85	(40)	—	(45)	—
Heritage Growth Fund
Premium amount	$—	$30,324	$—	$—	$(30,324)	$—
Number of contracts	—	250	—	—	(250)	—
Micro Cap Fund
Premium amount	$—	$162,745	$—	$—	$—	$162,745
Number of contracts	—	2,100	—	—	—	2,100
Micro Cap Value Fund
Premium amount	$71,028	$251,953	$—	$(29,946)	$(167,940)	$125,095
Number of contracts	450	1,645	—	(205)	(790)	1,100
Small Cap Value Fund
Premium amount	$230,882	$201,714	$—	$(171,135)	$(261,461)	$—
Number of contracts	1,500	1,028	—	(1,174)	(1,354)	—

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2006 (UNAUDITED)

4. FEDERAL INCOME TAX INFORMATION

As of December 31, 2006, the cost and unrealized appreciation (depreciation) of securities, excluding written options and securities sold short, on a tax basis were as follows:

	Core Growth Fund	Global Science & Technology Fund	Heritage Growth Fund	International Growth Fund	International Opportunities Fund	Micro Cap Fund
Cost	$1,025,293,652	$112,641,713	$214,602,118	$310,285,181	$29,466,490	$477,832,837

Gross appreciation	$351,842,571	$27,557,526	$41,232,159	$118,524,817	$14,888,186	$173,291,223
Gross (depreciation)	(37,372,590)	(6,876,339)	(9,035,303)	(7,035,832)	(1,455,210)	(29,991,183)

Net appreciation	$314,469,981	$20,681,187	$32,196,856	$111,488,985	$13,432,976	$143,300,040

	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Strategic Income Fund	Ultra Growth Fund	U.S. Treasury Fund
Cost	$85,745,718	$957,775,327	$543,036,590	$14,937,620	$263,424,771	$195,783,735

Gross appreciation	$24,479,770	$336,834,641	$157,120,904	$2,070,351	$56,988,509	$3,287,609
Gross (depreciation)	(4,159,135)	(37,918,023)	(24,128,418)	(369,336)	(12,123,881)	(887,383)

Net appreciation	$20,320,635	$298,916,618	$132,992,486	$1,701,015	$44,864,628	$2,400,226

The difference between book-basis and tax-basis unrealized gains are primarily attributable to wash sales and other temporary tax adjustments.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2006 (UNAUDITED)

5. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended December 31, 2006 with “affiliated companies” as so defined:

	Share Activity					Dividends Credited to Income for the Three Months ended 12/31/06	Gain (Loss) Realized on Sale of Shares for the Three Months ended 12/31/06
	Balance 09/30/06	Purchases	Sales	Balance 12/31/06
Micro Cap Fund
AutoInfo, Inc.	2,206,015	—	—	2,206,015		$—	$—
Enpath Medical, Inc.	436,825	—	—	436,825		—	—
Epic Bancorp	192,400	—	—	192,400		7,696	—
Gwelan Supply Ltd.	—	969,640	—	969,640		—	—
inTEST Corp.	528,550	56,125	—	584,675		—	—
SM&A	1,341,985	—	—	1,341,985		—	—
VNUS Medical Technologies, Inc.	918,051	61,801	—	979,852		—	—

						$7,696	$—
Small Cap Growth Fund
Power Integrations, Inc.	1,455,490	—	279,696	1,175,794	*	$—	$(223,170)
Small Cap Value Fund
Vitran Corp., Inc.	680,315	8,710	—	689,025		$—	$—

*	No longer affiliated as of December 31, 2006.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2006 (UNAUDITED)

6. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, with oversight by the Board of Directors and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2006, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Core Growth Fund
Brantley Mezzanine Finance, LLC	Common Units	9/21/04	$60,000	$—	—
Brantley Mezzanine Finance, LLC, 10.00%, 9/21/09	Corporate Bond	9/21/04	2,940,000	—	—
DataPath, Inc.	Common Stock	6/23/06	7,602,980	6,566,210	0.49%

			$10,602,980	$6,566,210	0.49%
Global Science & Technology Fund
Acusphere, Inc.	Warrants	7/29/04 -10/20/04	$—	$—	—
BlueArc Corp., Series DD	Preferred Stock	6/6/06	324,998	366,604	0.27%
Incipient, Inc., Series D	Preferred Stock	2/7/06	139,219	43,884	0.03%
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 - 12/14/06	224,644	201,713	0.15%
Neutral Tandem, Inc., Series C	Preferred Stock	2/2/06	111,107	111,107	0.08%
Point Biomedical Corp.	Warrants	2/16/05	—	—	—
Point Biomedical Corp., Series F	Preferred Stock	2/16/05	150,000	105,000	0.07%
Xtera Communications, Inc., Series A-1	Preferred Stock	9/3/03	7,076	7,076	0.01%

			$957,044	$835,384	0.61%
International Opportunities Fund
Gwelan Supply Ltd.	Common Stock	12/28/06	$113,198	$112,732	0.26%

Micro Cap Fund
Familymeds Group, Inc.	Warrants	12/1/04	$—	$—	—
Gwelan Supply Ltd.	Common Stock	12/28/06	1,671,793	1,664,904	0.27%
Point Biomedical Corp.	Warrants	2/16/05	—	—	—
Point Biomedical Corp., Series F	Preferred Stock	2/16/05	1,000,000	700,000	0.11%

			$2,671,793	$2,364,904	0.38%

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2006 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Micro Cap Value Fund
Acusphere, Inc.	Warrants	7/29/04 - 10/20/04	$—	$—	—
Electro-Optical Sciences, Inc.	Warrants	10/31/06	—	2,675	—
Electro-Optical Sciences, Inc. PIPE	Common Stock	10/31/06	201,210	235,110	0.22%
Familymeds Group, Inc.	Warrants	12/1/04	—	—	—
Farallon Resources Ltd., Inc.	Subscription Receipts	12/21/06	392,317	482,150	0.45%
Farallon Resources Ltd., Inc.	Warrants	12/21/06	—	—	—
Gwelan Supply Ltd.	Common Stock	12/28/06	283,974	282,804	0.26%
Idaho Trust Bancorp	Common Stock	8/30/06	500,004	500,004	0.47%
Point Biomedical Corp.	Warrants	2/16/05	—	—	—
Point Biomedical Corp., Series F	Preferred Stock	2/16/05	200,000	140,000	0.13%

			$1,577,505	$1,642,743	1.53%
Small Cap Growth Fund
Elder Health, Inc., Series G	Preferred Stock	11/1/04	$571,428	$571,428	0.04%
Fluidigm Corp., Series E Pfd.	Preferred Stock	12/22/06	2,500,000	2,500,000	0.20%
Incipient, Inc., Series D	Preferred Stock	2/7/06	1,860,778	586,550	0.05%
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 - 12/15/06	2,246,435	2,017,129	0.16%
Montagu Newhall Global Partners III-B, L.P.	LP Interest	3/16/06 - 10/27/06	187,500	171,020	0.01%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	2,000,000	0.16%
Neutral Tandem, Inc., Series C	Preferred Stock	2/2/06	1,485,102	1,485,102	0.12%
Orexigen Therapeutic, Inc., Series C	Preferred Stock	11/21/06	1,000,001	1,000,001	0.08%
Point Biomedical Corp.	Warrants	2/16/05	—	—	—
Point Biomedical Corp., Series F	Preferred Stock	2/16/05	2,000,000	1,400,000	0.11%
TargetRX, Inc., Series D	Preferred Stock	4/8/05	769,098	504,267	0.04%
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—
Zonare Medical Systems, Inc., Series E	Preferred Stock	6/30/04	1,500,000	1,343,162	0.11%

			$16,120,342	$13,578,659	1.08%
Small Cap Value Fund
Brantley Mezzanine Finance, LLC	Common Units	9/21/04	$40,000	$—	—
Brantley Mezzanine Finance, LLC, 10.00%, 9/21/09	Corporate Bond	9/21/04	1,960,000	—	—
Commonwealth Bankshares, Inc. PIPE	Common Stock	10/24/06	4,680,000	4,356,000	0.64%

			$6,680,000	$4,356,000	0.64%
Strategic Income Fund
Commonwealth Bankshares, Inc. PIPE	Common Stock	10/24/06	$130,000	$121,000	0.71%

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2006 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Ultra Growth Fund
Elder Health, Inc., Series G	Preferred Stock	11/1/04	$571,428	$571,428	0.19%
Electro-Optical Sciences, Inc.	Warrants	10/31/06	—	7,837	—
Electro-Optical Sciences, Inc. PIPE	Common Stock	10/31/06	589,380	688,679	0.23%
Farallon Resources Ltd., Inc.	Subscription Receipts	12/21/06	293,399	360,583	0.12%
Farallon Resources Ltd., Inc.	Warrants	12/21/06	—	—	—
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 - 12/14/06	2,021,792	1,815,417	0.59%
Montagu Newhall Global Partners III-B, L.P.	LP Interest	3/16/06 - 10/27/06	187,500	171,020	0.06%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	500,001	500,001	0.16%
Neutral Tandem, Inc., Series C	Preferred Stock	2/2/06	403,796	403,796	0.13%
Ophthonix, Inc., Series C	Preferred Stock	9/23/05	500,000	844,758	0.28%
Point Biomedical Corp.	Warrants	2/16/05	—	—	—
Point Biomedical Corp., Series F	Preferred Stock	2/16/05	1,500,000	1,050,000	0.34%
TargetRX, Inc., Series D	Preferred Stock	4/8/05	230,904	151,395	0.05%
TherOx, Inc., Series I	Preferred Stock	7/7/05	1,000,000	999,998	0.33%
Transoma Medical, Inc., Series B	Preferred Stock	1/20/06	475,001	475,001	0.16%
Xtera Communications, Inc., Series A-1	Preferred Stock	9/3/03	99,065	99,065	0.03%
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—
Zonare Medical Systems, Inc., Series E	Preferred Stock	6/30/04	1,000,000	895,441	0.29%

			$9,372,266	$9,034,419	2.96%

LP Limited Partnership Interest

PIPE Private Investment in a Public Equity

7. PURCHASE COMMITMENTS

In September 2003, the Global Science & Technology, Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners II-B, L.P. The remaining commitment amounts at December 31, 2006 were $272,500, $2,725,000 and $2,452,500, respectively. Securities held by the Funds have been designated to meet these purchase commitments.

In November 2004, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire shares of Elder Health, Inc., Series G Pfd. The remaining commitment amounts at December 31, 2006 were $428,572 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners III-B, L.P. The remaining commitment amounts at December 31, 2006 were $1,312,500 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

8. CONTINGENT PAYMENTS

In February 2006, GeneOhm Sciences, Inc., a holding in the Small Cap Growth and Ultra Growth Funds, was acquired by Becton, Dickinson and Company. The purchase price consisted of an up-front cash payment and may include additional contingent payments up to $1,576,538 and $473,412, respectively, based on future events occurring on or before December 31, 2007.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS, INC.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds, Inc.

Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds, Inc.

Date: March 1, 2007

By:	/s/ Melanie L. Hulett
Melanie L. Hulett
Treasurer (principal financial and accounting officer) of Wasatch Funds, Inc.

Date: March 1, 2007